ANNUAL REPORT

December 31, 1996


ADVANCE CAPITAL I, Inc.
An investment company with five funds

TABLE OF CONTENTS
----------------------------------------
                                    Page
A letter to our shareholders..........2
Investment Performance................4
Financial Highlights.................11

PORTFOLIO OF INVESTMENTS

     Equity Growth Fund..............16
     Bond Fund.......................21
     Balanced Fund...................24
     Long Term Income Fund...........34
     Retirement Income Fund..........37

Statement of Assets and Liabilities..44
Statement of Operations..............45
Statement of Changes in Net Assets...46
Notes to Financial Statements........49
Report of Independent Accountants....53
Additional Information...............54

Dear Shareholders,

     The year 1996 marked the second consecutive year of double digit stock returns. It was also one of the best performing back-to-back-year periods in history. After a rather uninteresting 1994, these two years could not have better reinforced the concepts of staying the course and investing for the long term. Those late-1994 investors who, tempted by the headlines, reallocated their portfolios from stocks have paid a high price for their lesson. In the two years since, the S&P 500 Index has returned 61.3 percent and the Dow Jones Industrial Average has returned 68.2 percent. Long term history continues to be the best guide for long term investing. Headlines can be a great distraction and, if heeded, a great detriment to performance.

     Today factories are operating near capacity, corporate profits are strong, unemployment is low and consumer confidence and spending remain high. The Federal Reserve's three year commitment to control inflation and produce the proverbial "soft landing" appears to have worked. This record-setting prosperity continues to encourage investors to move stocks to higher and higher levels. This very success itself is now worrying an increasing number of investors. One can argue, and many do, that stocks are ten to fifteen percent overpriced, that a correction is in the future and, perhaps, is imminent. For the long term investor this caution, even if accurate, is not relevant. One can never tell exactly when to exit and, having done so, when to reenter. Avoiding stock corrections is highly desirable but the potential cost (of an error) is too high to warrant the attempt.

     For the year 1996 the Advance Capital I Funds produced returns that were in-line with most averages. The Equity Growth Fund, in its third year as a small to mid-cap growth stock fund, increased 17.5 percent in value while the Lipper Analytical Services Index of Mid-Cap Stock funds increased 16.3 percent. The Balanced Fund with its 60-40 mix of stocks and bonds, increased 14.5 percent compared to a 13.0 percent increase in the Lipper Balanced Fund Index. The Bond and Long Term Income Funds returned 2.8 and 2.1 percent respectively, while the Lipper Index of A-Rated bond Funds increased 2.6 percent. Finally, the Retirement Income Fund returned 4.5 percent compared with the Lipper Index of BBB-Rated Bond Funds which returned 4.1 percent.

     Our view of 1997 is that the economic status quo will continue, at least for the first half of the year. Economic signals continue to be mixed and the pace of the economy is high but relatively stable. Signs of pending inflation continue to be elusive, which is good for both stocks and bonds. We do anticipate a moderate slowing in eco-
                                  2
nomic activity in the second half of the year. Such a slowdown could discourage stock investors and trigger a long-anticipated correction. This, in our view, is part of the normal progress of the stock market. We see no signs of doom on the horizon for either stocks or bonds. After the blistering pace set by stocks in 1995 and 1996 it would be foolhardy not to anticipate a cooler, calmer 1997. In fact a "normal year" of 12 percent or so for stocks would be very calm, indeed, by comparison to the recent past. For bonds we expect a coupon-clipping year in the six to eight percent range. Dramatic pressures on inflation and interest rates, in either direction, are just not visible and we do not anticipate any.

     At December 31, 1996, the five Advance Capital I, Inc. Funds held about $290 million in total assets, a 26 percent increase from the prior year. Our focus has been and will remain on the long term. Proper investment decisions and broad diversification in respective categories is the cornerstone to our investment philosophy. We fully expect this approach, combined with our careful attention to costs, will continue to serve our investors well, over time. We thank you for your continued confidence and look forward to providing you and others with service and results designed to meet or exceed your long term investment objectives. If you have questions or if we may be of service , please call us. We appreciate the opportunity to answer your questions or to discuss financial or investment matters that may be of interest to you. Our toll-free number is (800) 345-4783.

	         	  Sincerely,

/s/ Robert J. Cappelli            /s/ John C.Shoemaker
Robert J. Cappelli                John C. Shoemaker

February 7, 1997
                                  3

INVESTMENT PERFORMANCE

     Advance Capital I, Inc. is an open-end, diversified management investment company offering investment opportunities in five mutual fund portfolios.

        1996 FUND RESULTS
        Equity Growth         17.48%
        Bond                   2.81%
        Balanced              14.48%
        Long Term Income       2.09%
        Retirement Income      4.54%

     The accompanying comments are intended to help investors evaluate the dynamics of mutual fund performance. The charts and tables that follow show the average annual return of each Fund as well as selected measures of general stock and bond market returns. The Consumer Price Index (CPI) is also shown to illustrate the impact inflation has on investment returns.

     Figures for the life of the Bond and Balanced Funds begin August 31, 1987, a few days after the funds started. The Long Term Income Fund and Retirement Income Fund figures begin January 1, 1993, the start date for those funds. The historical figures for the Equity Growth Fund begin January 1, 1994, a few days after the substantial change in the investment objectives and the addition of T. Rowe Price as a sub-investment advisor to the Fund.

THE EQUITY GROWTH FUND IN 1996

     The Advance Capital I Equity Growth Fund seeks long-term growth of capital by investing primarily in common stocks of small, rapidly growing companies.

        TOP FIVE INDUSTRIES
        Computer Software        11.7%
        Retail Store              6.6%
        Medical Services          6.4%
        Medical Supplies          5.1%
        Computer Peripherals      4.8%

     The Equity Growth Fund returned 17.48 percent in 1996 while the NASDAQ Composite Index returned 22.71 percent and the S&P 500 Index (with dividends reinvested) returned 22.95 percent. The accompanying graph shows the cumulative performance of the Equity Growth Fund, the S&P 500 Index, the NASDAQ Composite Index and the Consumer Price Index (CPI) since the beginning of 1994. The dramatic performance of the largest companies, which dominate these indices, accounts for the difference in performance with the Equity Growth Fund, which is broadly diversified across the mid-cap stock universe.

     For a second straight year, low inflation, sound economic growth and record inflows into stock mutual funds has produced dramatic stock returns. Market indices dominated by stocks with the largest market capitalization returned 20 percent or better for the year, hitting record highs along the way. As the five year expansion and two plus years of record stock returns enters another year, the forces that determine stock values point toward stable, but unnerving fundamentals.

     In a normal business cycle, wage and commodity inflation become issues as the expansion matures. The Federal Reserve Board, however, has been able to hold both consumer and producer price inflation at the average for the last five years. Wage growth, adjusted for inflation, has been flat for the last
decade.   Stock investing has
                                  4
now entered unchartered territory. The continuation of a five year expansion with no significant signs of inflation has produced fertile ground for the massive growth in stocks values. The challenge ahead for the Federal Reserve is to moderate late-expansion period excesses such as higher wages or higher commodity prices.

     For the last five years corporations have down sized their work forces and upgraded their technology in efforts to increase productivity and reduce expenses. These decisions have produced strong corporate earnings and correspondingly higher stock prices. In select industries further cost reduction is possible, but future earnings will be driven by improvements in technology and the general prosperity of the economy. In the absence of a domestic or global recession, corporate earnings in 1997 should hold no real surprises that would prove detrimental to the stock market.

     In the near term the market's success, not higher inflation or lower earnings, may prove to be its biggest risk. As investors scramble to participate in record stock returns, they have poured millions into mutual funds. Portfolio managers, flush with cash, have been forced to choose between holding money market instruments or investing in a stock market that has appeared overpriced. Because the penalty for holding cash in a rising market is great, most portfolio managers have been forced to invest. This increased demand for stocks has created a market that is somewhat overpriced by historical measures. Although economic fundamentals remain strong, rational investors realize that record setting stock returns will not last indefinitely. The year ahead may prove erratic for stocks. If economic fundamentals remain sound, and cash flows into mutual funds continue at a strong pace, stocks should provide average returns for the full year 1997.

THE EQUITY GROWTH FUND

[EDGAR REFERENCE - S & P 500, NASDAQ, EQUITY GROWTH AND CPI
INDEX LINE CHART FOR 1994-1996]

Average Annual Returns for Periods Ended December 31, 1996
                              Past 1     Past 5     Life of
                              Year       Years      Fund
                              ------     ------    -------
Equity Growth Fund            17.48%     N/A       15.87%
NASDAQ Composite Index        22.71%     N/A       18.42%
S&P 500 Index                 22.95%     N/A       19.63%
Consumer Price Index (CPI)     3.45%     N/A        2.90%

     Past performance should not be used to attempt to predict
future performance.
                                  5

THE BOND FUND IN 1996

     The Advance Capital I Bond Fund seeks to provide investors with stable income from high quality investment grade bonds and U.S. government bonds.

        As of 12/31/96
        Average Maturity      7.8 Years
        Average Quality              A+
        Average Duration      5.5 Years
        Size               $4.4 Million

     The Bond Fund returned 2.81 percent for 1996. This return represents 6.70 percent income distributed to shareholders and a
3.89 percent decrease in share price. The accompanying graph shows the cumulative performance of the Bond Fund, the Balanced Fund, the Lehman Brothers Government-Corporate Bond Index, the Consumer Price Index and the S&P 500 Index (with dividends reinvested).

     The fixed income market in 1996 was a roller coaster ride. At the end of 1995, the ten-year government bond was yielding around 5.60 percent. By mid year 1996, it had risen to 7.07 percent and by year end it was back down to 6.05 percent. This swing was the result of conflicting economic signals throughout the year. Some economic data pointed to low unemployment, strong consumer confidence and average inflation. Other data pointed to possible wage inflation, rising energy and food prices and rising consumer debt. Combined with election year politics, the fixed income market in 1996 was anything but dull.

     At the end of the year, the average maturity of the Bond Fund was about 7.8 years, slightly lower than the prior year, but within its target range of 5 to 10 years. Duration, which measures the sensitivity of the portfolio to changes in interest rates, declined from 5.8 in 1995 to 5.5 in 1996. The reduction in these categories was less the result of a strategic decision than the passage of time. Quality remains strong with a solid A+ average rating for the bonds in the Fund.

     Today the economy is growing about 2.5 to 3.0 percent annually. Both consumer and producer price inflation are at their historical average and federal deficit spending continues to decline. The year ahead looks stable for fixed income investments. Although not exciting, fixed income securities should return about their historical average for the coming year. The Bond Fund, with an overall maturity of about 8 years, is well positioned for this stable view in 1997.
                                  6

THE BALANCED FUND IN 1996

     The Advance Capital I Balanced Fund seeks to provide capital appreciation, current income and preservation of capital by investing in a diversified portfolio of common stocks and bonds.

        As of 12/31/96
        Bonds                 37%
        Small Stocks          20%
        Large Stocks          43%
        Size          $75 Million

     The Balanced Fund increased 14.48 percent in 1996. The Lehman Brothers Government-Corporate Bond Index increased .40 percent and the S&P 500 Index (with dividends reinvested) increased 22.95 percent. The accompanying graph illustrates the cumulative performance of the Balanced Fund, the Bond Fund, the Lehman Brothers Government-Corporate Bond Index, the S&P 500 Index (with dividends reinvested) and the Consumer Price Index
(CPI) since August 1987, the Fund's inception. The Fund averages about 60 percent stocks and 40 percent bonds. The stocks are comprised of both small-to-midsized company growth stocks as well as large company value stocks. The bonds consist of investment grade issues and United States Treasury bonds and/or notes. Bond returns fluctuated from slightly negative to slightly positive during the year, in reaction to inconsistent economic data. These inconsistencies are a direct result of today's global nature of business. Global competition has forced companies to hold the line on prices to maintain market share. As profit margins get squeezed, companies look to streamline operations and reduce expenses to maintain profit margins. Most expense reductions in recent years have come from layoffs. The resulting feelings of job insecurity among employees has caused the growth in real wages to remain stagnant for the last decade. This may be starting to change. With the current unemployment rate at 5.3 percent, the pool of qualified candidates is shrinking. This may force corporations to offer more lucrative employment packages to entice potential candidates, a scenario which could spark renewed inflation or concerns about inflation.

     Stocks in the Balanced Fund performed well for a second consecutive year. Strong fundamentals and enthusiastic investors lifted stocks generally to record highs. In contrast to 1995 large-company stocks outperformed smaller-company stocks in 1996. The momentum that stocks have been riding for the last two years may be slowing. As the market hits new highs, investors become increasingly nervous and negative news puts downward pressure on stocks.

     Today, the Balanced Fund holds about 20 percent
small-company stocks, 43 percent large-company stocks and 37 percent corporate and government bonds.  The Fund is well
diversified with 429 stocks and 64 bond holdings.
                                  7

[EDGAR REFERENCE - S & P 500, LBGC, BALANCED, BOND AND CPI INDEX
LINE CHART FOR 1987-1996]

Average Annual Returns for Periods Ended December 31, 1996
                               Past 1   Past 5   Life of
                               Year     Years    Fund
                               ------   ------   -------
Bond Fund                       2.81%    7.05%    8.23%
Balanced Fund                  14.48%    9.64%    8.72%
Lehman Brothers Government
Corporate Bond Index (LBGC)      .40%    7.69%    9.27%
S&P 500 Index                  22.95%   15.19%   12.72%
Consumer Price Index (CPI)      3.45%    2.88%    3.61%

     Past performance should not be used to attempt to predict future performance.

THE LONG TERM INCOME FUND IN 1996

     The Advance Capital I Long Term Income fund seeks to provide investors with current income by investing in investment grade bonds with long maturities.

        As of 12/31/96
        Average Maturity         19 Years
        Average Quality                 A
        Average Duration        9.0 Years
        Size                 $1.4 Million

     The Long Term Income Fund returned 2.09 percent for the year. This return reflects 6.82 percent from income distributed to shareholders and a 4.73 percent decrease in share price. By comparison the Lehman Brothers Government-Corporate Bond Index returned .40 percent for the year. The accompanying graph shows the cumulative return of the Long Term Income Fund, the Retirement Income Fund, the Lehman Brothers Government-Corporate Bond Index and the Consumer Price Index (CPI) since
                                  8

January 1993.

     Throughout the year, economic data was erratic even though inflation was under control and economic growth was moderate. Each time the market began to rally in response to a piece of good news, a new piece of data would appear which would spark renewed inflation concerns. One week inflation seemed under control and the next it appeared on the verge of increase. This constant seesaw of news lead to a volatile bond market in 1996. As Treasury Bond yields fluctuated throughout the year, so did the performance of the Long Term Income Fund. The 30-year Treasury Bond's yield began the year at about 5.95 percent. By mid year it had risen to 7.26 percent and by year end it was down to 6.45 percent. This volatility moved the Long Term Income Fund to minus five percent by May, then to plus four percent by November before closing the year at plus 2.09 percent. The fluctuation in return is a direct result of the long average maturity of the Fund.

     Today, the market appears to have settled into a trading range, but remains uneasy about the long term prospects for inflation. Although most data continues to reflect subdued inflation and a moderately expanding economy, employment and consumer confidence remain very strong and are possible inflationary signals. The SEC yield of the Long Term Income Fund was 6.77 percent at year end.

THE RETIREMENT INCOME FUND IN 1996

     The Advance Capital I Retirement Income Fund seeks to provide investors with current income by investing at least 65% in investment grade corporate and U.S. Government bonds and as much as 33% in lower-rated higher-yielding instruments.

        As of 12/31/96
        Average Maturity        17 Years
        Average Quality              BBB
        Average Duration       8.3 Years
        Size                $170 Million

     The Retirement Income Fund returned 4.54 percent for the year. This return was comprised of 7.49 percent from income distributed to shareholders and a 2.95 percent decrease in share price. The Fund's performance was helped by the presence of its high yield bonds. Throughout the year the high yield portion of the fund was maintained above 30 percent of the total portfolio.
 The accompanying graph shows the cumulative performance of the Retirement Income Fund, the Long Term Income Fund, the Lehman Brothers Government-Corporate Bond Index and the Consumer Price Index (CPI) since January 1993, the Fund's inception.

     The investment grade portion of the Fund was negatively affected by a volatile bond market. The prospect of lending long term money in an uncertain inflation environment was the impetus for this volatility. Investors believed the prospects for short term inflation were bright, but questioned the long term outlook. Early in the first quarter economic growth unexpectedly accelerated and long maturing bonds fell about four percent in value from January to May. By summer, the fear had waned and signs were pointing to stable growth and average inflation. By the third quarter, however, low unemployment brought fears of possible wage inflation. As the market rocked back and forth from positive to negative, so did the returns of the investment grade portion of the Fund.

     The high yield bonds comprise about one third of the Fund.
The balance
                                  9
between investment grade and high yield bonds served investors well during the year. The same strong economic growth that threatened inflation and hurt the performance of investment grade bonds helped the performance of those companies issuing high yield debt. High yield bonds are obligations of riskier and/or start up businesses. When the economy grows, the performance and the prospect of long term success for these companies grows right along with it. Because of the strong economy, fixed income portfolio managers were willing to hold more of these bonds and, as the demand increased for high yield bonds, so did the price.

     Today, the Retirement Income Fund holds 86 investment grade issues and 115 high yield issues. The structure and goal of the Fund continues to emphasis broad diversification among issuers, quality, maturity and industries to ensure high current income at a reasonable risk level. Looking ahead, both the investment grade and high yield markets appear stable and headed for an average year in 1997. The SEC yield of the Retirement Income Fund was 7.44 percent at year-end.

[EDGAR REFERENCE - RETIREMENT INCOME, LONG TERM, LBGC AND CPI
INDEX LINE CHART FOR 1993-1996]

Average Annual Returns for Periods Ended December 31, 1996
                                Past 1   Past 5    Life of
                                Year     Years     Fund
                                ------   ------    -------
Long Term Income Fund           2.09%    N/A       8.20%
Retirement Income Fund          4.54%    N/A       8.51%
Lehman Brothers Government
Corporate Bond Index (LBGC)      .40%    N/A       7.71%
Consumer Price Index (CPI)      3.45%    N/A       2.86%

     Past performance should not be used to attempt to predict
future performance.
                                  10

                                        ADVANCE CAPITAL I, INC.
                                         FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

                                                                EQUITY GROWTH
                                            -------------------------------------------------
                                                            Years ended December 31
                                            -------------------------------------------------
                                              1996      1995      1994      1993      1992
                                            --------- --------- --------- --------- ---------
Selected Per-Share Data
  Net asset value, beginning of year  . . .  $12.53     $9.08     $9.46     $9.94     $9.83
                                            --------- --------- --------- --------- ---------
Income from investment operations
  Net investment income (loss)  . . . . . .   (0.07)    (0.03)    (0.03)     0.12      0.10

  Net realized and unrealized gain (loss)
    on investments  . . . . . . . . . . . .    2.26      3.48     (0.35)     0.07      0.11
                                            --------- --------- --------- --------- ---------
  Total from investment operations  . . . .    2.19      3.45     (0.38)     0.19      0.21
                                            --------- --------- --------- --------- ---------
Less distributions
  Net investment income . . . . . . . . . .    0.00      0.00      0.00     (0.12)    (0.10)

  Net realized gain on investments  . . . .    0.00      0.00      0.00     (0.55)     0.00
                                            --------- --------- --------- --------- ---------
  Total distributions . . . . . . . . . . .    0.00      0.00      0.00     (0.67)    (0.10)
                                            --------- --------- --------- --------- ---------
Net asset value, end of year  . . . . . . .  $14.72    $12.53     $9.08     $9.46     $9.94
                                            ========= ========= ========= ========= =========

Total Return  . . . . . . . . . . . . . . .  17.48%    38.00%    -4.02%     2.13%     2.22%


Ratios and Supplemental Data
  Net assets, end of year (in thousands). . $38,767   $25,625   $12,634    $7,577    $7,094
  Ratio of expenses to average net assets .   1.09%     1.12%     1.21%     1.16%     1.22%
  Ratio of net investment income (loss)
    to average net assets . . . . . . . . .  -0.50%    -0.29%    -0.30%     1.27%     1.05%
  Portfolio turnover rate . . . . . . . . .  24.75%    13.86%    18.05%   135.55%    96.05%
  Average commission rate per share*  . . . $0.0261

  *For fiscal years beginning after September 1, 1996, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

                                  See Notes To Financial Statements
                                                 11

                                        ADVANCE CAPITAL I, INC.
                                         FINANCIAL HIGHLIGHTS - Continued
------------------------------------------------------------------------------

                                                                      BOND
                                            -------------------------------------------------
                                                              Years ended December 31
                                            -------------------------------------------------
                                              1996      1995      1994      1993      1992
                                            --------- --------- --------- --------- ---------
Selected Per-Share Data
  Net asset value, beginning of year  . . .  $10.79     $9.61    $10.82    $10.51    $10.52
                                            --------- --------- --------- --------- ---------
Income from investment operations
  Net investment income   . . . . . . . . .    0.70      0.70      0.71      0.72      0.70

  Net realized and unrealized gain (loss)
    on investments  . . . . . . . . . . . .   (0.42)     1.18     (1.21)     0.45      0.01
                                            --------- --------- --------- --------- ---------
  Total from investment operations  . . . .    0.28      1.88     (0.50)     1.17      0.71
                                            --------- --------- --------- --------- ---------
Less distributions
  Net investment income . . . . . . . . . .   (0.70)    (0.70)    (0.71)    (0.72)    (0.70)

  Net realized gain on investments  . . . .    0.00      0.00      0.00     (0.14)    (0.02)
                                            --------- --------- --------- --------- ---------
  Total distributions . . . . . . . . . . .   (0.70)    (0.70)    (0.71)    (0.86)    (0.72)
                                            --------- --------- --------- --------- ---------
Net asset value, end of year  . . . . . . .  $10.37    $10.79     $9.61    $10.82    $10.51
                                            ========= ========= ========= ========= =========

Total Return  . . . . . . . . . . . . . . .   2.81%    20.15%    -4.64%    11.48%     7.04%


Ratios and Supplemental Data
  Net assets, end of year (in thousands). .  $4,430    $4,527    $3,999    $4,741    $5,793
  Ratio of expenses to average net assets .   0.55%     0.55%     0.60%     0.61%     0.75%
  Ratio of net investment income to average
    net assets  . . . . . . . . . . . . . .   6.71%     6.80%     7.06%     6.57%     6.69%
  Portfolio turnover rate . . . . . . . . .  19.77%     6.69%    21.92%    35.99%    38.22%

                                  See Notes To Financial Statements
                                                 12

                                        ADVANCE CAPITAL I, INC.
                                         FINANCIAL HIGHLIGHTS - Continued
------------------------------------------------------------------------------

                                                                     BALANCED
                                            -------------------------------------------------
                                                              Years ended December 31
                                            -------------------------------------------------
                                              1996      1995      1994      1993      1992
                                            --------- --------- --------- --------- ---------
Selected Per-Share Data
  Net asset value, beginning of year  . . .  $12.57     $9.97    $10.58    $10.36    $10.38
                                            --------- --------- --------- --------- ---------
Income from investment operations
  Net investment income . . . . . . . . . .    0.41      0.35      0.32      0.29      0.33

  Net realized and unrealized gain (loss)
    on investments  . . . . . . . . . . . .    1.37      2.75     (0.61)     0.22     (0.02)
                                            --------- --------- --------- --------- ---------
  Total from investment operations  . . . .    1.78      3.10     (0.29)     0.51      0.31
                                            --------- --------- --------- --------- ---------
Less distributions
  Net investment income . . . . . . . . . .   (0.41)    (0.35)    (0.32)    (0.29)    (0.33)

  Net realized gain on investments  . . . .   (0.26)    (0.15)     0.00      0.00      0.00
                                            --------- --------- --------- --------- ---------
  Total distributions . . . . . . . . . . .   (0.67)    (0.50)    (0.32)    (0.29)    (0.33)
                                            --------- --------- --------- --------- ---------
Net asset value, end of year  . . . . . . .  $13.68    $12.57     $9.97    $10.58    $10.36
                                            ========= ========= ========= ========= =========

Total Return  . . . . . . . . . . . . . . .  14.48%    31.53%    -2.72%     4.97%     3.07%


Ratios and Supplemental Data
  Net assets, end of year (in thousands). . $75,202   $59,299   $44,221   $46,690   $42,440
  Ratio of expenses to average net assets .   1.06%     1.07%     1.10%     1.08%     1.13%
  Ratio of net investment income to average
    net assets  . . . . . . . . . . . . . .   3.17%     3.11%     3.18%     2.77%     3.24%
  Portfolio turnover rate . . . . . . . . .  12.79%    22.72%    34.97%   101.29%    42.39%
  Average commission rate per share*  . . . $0.0278

  *For fiscal years beginning after September 1, 1996, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

                                  See Notes To Financial Statements
                                                 13

                                        ADVANCE CAPITAL I, INC.
                                         FINANCIAL HIGHLIGHTS - Continued
------------------------------------------------------------------------------

                                                         LONG TERM INCOME
                                            ---------------------------------------
                                                      Years ended December 31
                                            ---------------------------------------
                                              1996      1995      1994      1993
                                            --------- --------- --------- ---------
Selected Per-Share Data
  Net asset value, beginning of year  . . .  $10.78     $9.20    $10.60    $10.00
                                            --------- --------- --------- ---------
Income from investment operations
  Net investment income . . . . . . . . . .    0.70      0.70      0.72      0.74

  Net realized and unrealized gain (loss)
    on investments  . . . . . . . . . . . .   (0.51)     1.58     (1.40)     0.77
                                            --------- --------- --------- ---------
  Total from investment operations  . . . .    0.19      2.28     (0.68)     1.51
                                            --------- --------- --------- ---------
Less distributions
  Net investment income . . . . . . . . . .   (0.70)    (0.70)    (0.72)    (0.74)

  Net realized gain on investments  . . . .    0.00      0.00      0.00     (0.17)
                                            --------- --------- --------- ---------
  Total distributions . . . . . . . . . . .   (0.70)    (0.70)    (0.72)    (0.91)
                                            --------- --------- --------- ---------
Net asset value, end of year  . . . . . . .  $10.27    $10.78     $9.20    $10.60
                                            ========= ========= ========= =========

Total Return  . . . . . . . . . . . . . . .   2.09%    25.57%    -6.53%    14.43%


Ratios and Supplemental Data
  Net assets, end of year (in thousands). .  $1,395    $1,450    $1,163    $1,079
  Ratio of expenses to average net assets .   0.64%     0.63%     0.63%     0.64%
  Ratio of net investment income to average
    net assets  . . . . . . . . . . . . . .   6.86%     6.93%     7.37%     6.60%
  Portfolio turnover rate . . . . . . . . .   6.38%     1.74%    15.39%    75.72%

                                  See Notes To Financial Statements
                                                 14

                                        ADVANCE CAPITAL I, INC.
                                         FINANCIAL HIGHLIGHTS - Continued
------------------------------------------------------------------------------

                                                         RETIREMENT INCOME
                                            ---------------------------------------
                                                      Years ended December 31
                                            ---------------------------------------
                                              1996      1995      1994      1993
                                            --------- --------- --------- ---------
Selected Per-Share Data
  Net asset value, beginning of year  . . .  $10.51     $9.22    $10.54    $10.00
                                            --------- --------- --------- ---------
Income from investment operations
  Net investment income   . . . . . . . . .    0.75      0.76      0.76      0.82

  Net realized and unrealized gain (loss)
    on investments  . . . . . . . . . . . .   (0.31)     1.29     (1.32)     0.61
                                            --------- --------- --------- ---------
  Total from investment operations  . . . .    0.44      2.05     (0.56)     1.43
                                            --------- --------- --------- ---------
Less distributions
  Net investment income . . . . . . . . . .   (0.75)    (0.76)    (0.76)    (0.82)

  Net realized gain on investments  . . . .    0.00      0.00      0.00     (0.07)
                                            --------- --------- --------- ---------
  Total distributions . . . . . . . . . . .   (0.75)    (0.76)    (0.76)    (0.89)
                                            --------- --------- --------- ---------
Net asset value, end of year  . . . . . . .  $10.20    $10.51     $9.22    $10.54
                                            ========= ========= ========= =========

Total Return  . . . . . . . . . . . . . . .   4.54%    22.96%    -5.34%    13.92%


Ratios and Supplemental Data
  Net assets, end of year (in thousands). .$170,799  $139,299   $84,162   $47,343
  Ratio of expenses to average net assets .   0.82%     0.84%     0.88%     0.88%
  Ratio of net investment income to average
    net assets  . . . . . . . . . . . . . .   7.45%     7.64%     7.89%     7.41%
  Portfolio turnover rate . . . . . . . . .   8.34%    15.63%    12.27%    37.59%

                                  See Notes To Financial Statements
                                                 15

                ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                PORTFOLIO OF INVESTMENTS
                DECEMBER 31, 1996
------------------------------------------------------------

                                                Market
Common Stock                            Shares  Value
--------------------------------------- ------- ------------
ADVERTISING - 0.9%
  Catalina Marketing Corporation*        3,600  $   198,450
  CKS Group, Inc.*                       4,000      111,500
  Heritage Media Corporation*            5,000       56,250

AIR TRANSPORT - 0.9%
  Air Express International Corp.        4,100      132,225
  Atlantic Southeast Airlines, Inc.      4,500       98,437
  Comair Holdings, Inc.                  4,500      108,000

APPAREL - 0.7%
  Jones Apparel Group, Inc.*             3,500      130,813
  Nautica Enterprises, Inc.*             6,000      151,500

BANK - 3.0%
  Bank of New York Company, Inc.         4,600      155,250
  City National Corporation              7,000      151,375
  First American Corporation             3,700      213,213
  First Bank Systems, Inc.               2,000      136,500
  Northern Trust Corporation             4,600      166,750
  Norwest Corporation                    2,576      112,056
  Roosevelt Financial Group, Inc.        3,800       79,800
  State Street Boston Corporation        2,300      148,637

BEVERAGE - 0.5%
  Robert Mondavi Corporation*            5,000      182,500

BIOTECHNOLOGY - 0.3%
  Human Genome Sciences, Inc.*           3,200      130,400

BROADCASTING / CABLE TV - 2.6%
  A.H. Belo Corporation                  3,000      104,625
  Clear Channel Communications*          9,000      325,125
  Cox Communications, Inc.*              6,000      138,750
  Emmis Broadcasting Corporation*        3,000       98,250
  Evergreen Media Corporation*           3,000       75,000
  Heartland Wireless Commun., Inc.*      4,500       59,063
  Jacor Communications, Inc.*            4,000      109,500
  Westwood One, Inc.*                    5,000       83,125

CHEMICAL - 1.5%
  Airgas, Inc.*                          7,600      167,200
  Lilly Industries, Inc.                 5,500      100,375
  Raychem Corporation                    2,000      160,250
  Sherwin-Williams Company               2,500      140,000

COMPUTER & PERIPHERALS - 4.8%
  3COM Corporation, Inc.*                3,000      220,125
  Cabletron Systems, Inc.*               4,000      133,000
  Cisco Systems, Inc.*                   5,000      318,125
  Compaq Computer Corporation*           2,500      185,937
  EMC Corporation*                       4,300      142,438
  Microchip Technology, Inc.*            2,950      150,081
  PairGain Technologies, Inc.*           6,000      182,625
  SCI Systems, Inc.*                     3,000      133,875
  Sun Microsystems, Inc.*               10,400      267,150
  Xilinx, Inc.*                          3,300      121,481

COMPUTER SOFTWARE & SERVICES - 11.7%
  Adobe Systems, Inc.                    3,000      112,125
  Applix, Inc.*                          4,000       87,500
  BMC Software, Inc.*                    5,600      231,700
  Broderbund Software, Inc.*             1,900       56,525
  Cadence Design Systems, Inc.*          4,500      177,750
  CBT Group PLC*                         2,500      135,625
  Ceridian Corporation*                  3,500      141,750
  Cognos, Inc.*                          4,800      135,000
  Compuware Corporation*                 2,500      125,312
  Electronics for Imaging, Inc.*         1,500      123,375
  First Data Corporation                 3,612      131,838
  HBO & Company                          4,000      237,500
  Hummingbird Communications Ltd.*       2,500       70,938
  Informix Corporation*                  4,500       91,688
  Intuit, Inc.*                          2,200       69,300
  McAfee Associates, Inc.*               3,900      171,600
  Medic Computer Systems, Inc.*          3,400      137,063
  Microsoft Corporation*                 3,800      313,975
  National Data Corporation              3,000      130,500
  Network General Corporation*           5,000      151,250
  Oracle Corporation*                    5,000      208,750

                See Notes To Financial Statements
                                  16

                ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                PORTFOLIO OF INVESTMENTS
                DECEMBER 31, 1996
------------------------------------------------------------

                                                Market
Common Stock                            Shares  Value
--------------------------------------- ------- ------------
COMPUTER SOFTWARE & SERVICES - 11.7% (Continued)
  Peoplesoft, Inc.*                      4,000  $   191,750
  PMT Services, Inc.*                    5,000       87,500
  Rational Software Corporation*         4,000      158,250
  Remedy Corporation*                    3,000      161,250
  Security Dynamics Tech., Inc.*         5,000      157,500
  Shared Medical Systems Corp.           2,500      123,125
  Shiva Corporation*                     4,000      139,500
  Sterling Commerce, Inc.*               3,500      123,375
  Symantec Corporation*                  6,300       91,350
  Synopsys, Inc.*                        2,400      111,000
  Visio Corporation*                     2,800      138,600

DIVERSIFIED - 1.6%
  Alco Standard Corporation              3,000      154,875
  Danaher Corporation                    4,000      186,500
  Service Corp. International            5,200      145,600
  Thermo Electron Corporation*           3,000      123,750

DRUG - 3.5%
  Amgen, Inc.*                           5,600      304,500
  BioChem Pharma, Inc.*                  2,500      125,625
  Biogen, Inc.*                          3,400      131,750
  Dura Pharmaceuticals, Inc.*            3,500      167,125
  Genetics Institute, Inc.*              1,500      127,125
  Gilead Sciences, Inc.*                 4,000      100,000
  Guilford Pharmaceuticals, Inc.*        4,500      104,625
  Isis Pharmaceuticals, Inc.*            5,500       99,000
  SEQUUS Pharmaceuticals, Inc.*          4,500       72,000
  TheraTech, Inc.*                      10,200      135,150

DRUGSTORE - 0.2%
  Eckerd Corporation*                    2,160       69,120

ELECTRICAL EQUIPMENT - 0.7%
  FORE Systems, Inc.*                    5,000      164,375
  Littlefuse, Inc.*                      2,500      121,250

ELECTRONICS - 3.3%
  ADT Ltd.*                              5,500      125,812
  Altera Corporation*                    2,700      196,256
  Checkpoint Systems, Inc.*              4,500      111,375
  Harman International Industries        2,100      116,813
  Lam Research Corporation*              2,300       64,688
  Macromedia*                            4,500       81,000
  Molex, Inc.                            3,750      133,594
  S3, Inc.*                              4,900       79,625
  Symbol Technologies, Inc.*             2,600      115,050
  Teradyne, Inc.*                        3,100       75,562
  Thermedics, Inc.*                      6,000      108,750
  Ultratech Stepper, Inc.*               3,000       71,250

ENVIRONMENTAL - 1.4%
  Superior Services, Inc.*               7,000      142,625
  United Waste Systems, Inc.*            3,500      120,312
  U.S. Filter Corporation*               3,500      111,125
  USA Waste Services, Inc.*              5,750      183,281

FINANCIAL SERVICES - 4.7%
  Aames Financial Corporation            3,000      107,625
  Advanta Corporation                    3,000      122,625
  Concord EFS, Inc.*                     4,500      127,125
  CUC International, Inc.*               8,022      194,534
  Finova Group, Inc.                     2,500      160,625
  First USA, Inc.                        5,000      173,125
  Franklin Resources, Inc.               3,100      211,963
  Green Tree Financial Corporation       4,000      154,500
  Mercury Finance Company                7,000       85,750
  Mutual Risk Management, Ltd.           5,066      187,442
  Paychex, Inc.                          3,000      154,313
  United Asset Management Corp.          5,200      138,450

FOOD PROCESSING - 0.6%
  Goodmark Foods, Inc.                   5,000       82,500
  Tootsie Roll Industries, Inc.          3,560      141,065

FOREIGN TELECOMMUNICATIONS - 1.6%
  Ericsson Telephone                    10,000      301,875
  Reuters Holdings PLC                   2,000      153,000
  Vodafone Group PLC                     4,000      165,500

GROCERY - 0.5%
  Safeway, Inc.*                         4,400      188,100

                See Notes To Financial Statements
                                  17

                ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                PORTFOLIO OF INVESTMENTS
                DECEMBER 31, 1996
------------------------------------------------------------

                                                Market
Common Stock                            Shares  Value
--------------------------------------- ------- ------------
HOMEBUILDING - 0.7%
  Lennar Corporation                     4,100  $   111,725
  Rouse Company                          4,900      155,575

HOTEL / GAMING - 1.1%
  HFS, Inc.*                             4,000      239,000
  Homestead Village, Inc.*                   1           11
  Homestead Village, Inc./Warrants*          1            4
  La Quinta Inns, Inc.                   4,500       86,063
  Mirage Resorts, Inc.*                  5,000      108,125

HOUSEHOLD PRODUCTS - 0.9%
  Amway Asia Pacific Ltd.                3,500      148,312
  Lancaster Colony Corporation           4,000      184,000

INDUSTRIAL SERVICES - 4.4%
  AccuStaff, Inc.*                       5,000      105,625
  APAC Teleservices, Inc.*               3,000      115,125
  Apollo Group, Inc.*                    3,500      117,031
  Equifax, Inc.                          6,200      189,875
  Interim Services*                      3,000      106,500
  ITT Educational Services, Inc.*        5,200      120,250
  Kelly Services, Inc.                   2,300       62,100
  Manpower, Inc.                         3,900      126,750
  Primark Corporation*                   4,500      111,375
  Quintiles Transnational Corporation*   2,500      165,625
  Robert Half International, Inc.*       4,500      153,562
  Romac International, Inc.*             3,500       77,000
  Sitel Corporation*                     5,400       76,950
  Sylvan Learning Systems, Inc.*         3,000       85,500
  Unitog Company                         4,050      110,362

INSURANCE - 3.8%
  Ace, Ltd.                              2,300      138,287
  AMBAC, Inc.                            2,600      172,575
  Compdent Corporation*                  3,500      123,375
  Equitable of Iowa Companies            3,100      142,213
  MGIC Investment Corporation            2,000      152,000
  Oxford Health Plans, Inc.*             3,200      187,400
  Progressive Corporation of Ohio        2,800      188,650
  UICI*                                  4,500      146,250
  Vesta Insurance Group, Inc.            3,750      117,656
  Zurich Reinsurance Centre Hold.*       3,100       96,875

MACHINERY - 1.3%
  AGCO Corporation                       5,000      143,125
  Alamo Group, Inc.                      5,000       85,625
  Cognex Corporation*                    2,500       46,250
  Greenfield Industries, Inc.            4,000      122,500
  Parker-Hannifin Corporation            2,500       96,875

MANUFACTURED HOUSING - 0.4%
  Oakwood Homes Corporation              7,000      160,125

MEDICAL SERVICES - 6.4%
  ABR Information Services, Inc.*        2,000       78,750
  Access Health, Inc.*                   3,500      156,625
  Apria Healthcare Group, Inc.*          4,000       75,000
  Health Care & Retirement Corp.*        5,550      158,869
  Health Management Associates*          7,425      167,063
  IDX Systems Corporation*               4,600      131,675
  Lincare Holdings, Inc.*                3,300      135,300
  MedPartners/Mullikin, Inc.*            5,151      106,883
  Omnicare, Inc.                         4,000      128,500
  OrNda HealthCorp*                      4,500      131,625
  Orthodontic Ctrs. of America, Inc.*    6,000       96,000
  PacifiCare Health Systems, Inc.*       1,500      127,875
  PhyCor, Inc.*                          4,500      127,688
  Quorum Health Group, Inc.*             5,000      148,750
  Renal Treatment Centers, Inc.*         4,000      102,000
  Sierra Health Services, Inc.*          3,500       86,187
  United HealthCare Corporation          2,900      130,500
  Universal Health Services, Inc.*       4,800      137,400
  Vencor, Inc.*                          5,400      170,775
  Vivra, Inc.*                           3,000       82,875

MEDICAL SUPPLIES - 5.1%
  Boston Scientific Corporation*         2,500      150,000
  Cardinal Health, Inc.                  4,125      240,281
  Guidant Corporation                    3,000      171,000

                See Notes To Financial Statements
                                  18

                ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                PORTFOLIO OF INVESTMENTS
                DECEMBER 31, 1996
------------------------------------------------------------

                                                Market
Common Stock                            Shares  Value
--------------------------------------- ------- ------------
MEDICAL SUPPLIES - 5.1% (Continued)
  Henry Schein, Inc.*                    3,500  $   120,313
  IDEXX Laboratories, Inc.*              5,000      180,000
  Life Technologies, Inc.                5,250      131,250
  Medtronic, Inc.                        2,000      136,000
  Physio-Control International Corp.*    5,500      123,750
  Sola International, Inc.*              4,000      152,000
  Steris Corporation*                    2,570      111,795
  Sybron Corporation*                    5,000      165,000
  Target Therapeutics, Inc.*             3,500      147,000
  Uromed Corporation*                    5,000       48,750
  VISX, Inc.*                            4,000       88,500

METAL FABRICATING - 0.3%
  Kennametal, Inc.                       2,500       97,188

NATURAL GAS - 0.4%
  Sonat, Inc.                            3,000      154,500

NEWSPAPER - 0.3%
  Central Newspapers, Inc.               2,500      110,000

OFFICE EQUIPMENT & SUPPLIES - 0.4%
  Reynolds & Reynolds Company            5,400      140,400

OILFIELD SERVICES - 2.0%
  BJ Services Company/Warrants*          1,160       31,175
  Camco International, Inc.              3,500      161,437
  Noble Drilling Corporation*            4,700       93,413
  Pride Petroleum Services, Inc.*        8,000      186,000
  Smith International, Inc.*             4,300      192,962
  Triton Energy Corporation*             2,500      121,250

PACKAGING & CONTAINER - 0.4%
  Sealed Air Corporation*                3,400      141,525

PAPER & FOREST PRODUCTS - 0.4%
  Williamette Industries, Inc.           2,300      160,137

PETROLEUM - 2.3%
  Apache Corporation                     4,000      140,500
  Devon Energy Corporation               4,500      156,375
  Noble Affiliates, Inc.                 3,900      186,713
  Tosco Corporation                      2,500      197,812
  United Meridian Corporation*           4,200      212,100

PRECISION INSTRUMENT - 1.1%
  Coherent, Inc.*                        3,000      126,750
  Dionex Corporation*                    2,000       70,000
  KLA Instruments Corporation*           2,600       92,300
  Teleflex, Inc.                         2,500      130,312

PUBLISHING - 0.3%
  Scholastic Corporation*                2,000      134,500

RAILROAD - 0.7%
  Kansas City Southern Ind., Inc.        2,300      103,500
  Wisconsin Central Transportation*      4,500      178,312

REAL ESTATE INVESTMENT TRUST - 0.7%
  National Health Investors, Inc.        3,700      140,138
  Security Capital Pacific Trust         5,500      125,812

RECREATION - 1.8%
  Callaway Golf Company                  2,400       69,000
  Carmike Cinemas, Inc.*                 6,000      152,250
  Carnival Corporation                   4,500      148,500
  Gaylord Entertainment Company          4,610      105,454
  Harley-Davidson, Inc.                  3,000      141,000
  Sturm, Ruger & Company, Inc.           4,000       77,500

RESTAURANT - 0.8%
  Applebee's International, Inc.         3,200       88,000
  Outback Steakhouse, Inc.*              3,750      100,313
  Sbarro, Inc.                           4,500      114,750

RETAIL STORE - 6.6%
  AutoZone, Inc.*                        3,800      104,500
  Bed Bath & Beyond, Inc.*               7,000      169,750
  Borders Group, Inc.*                   4,000      143,500
  Circuit City Stores, Inc.              2,800       84,350
  CompUSA, Inc.*                         5,600      116,200
  Corporate Express, Inc.*               4,700      138,356

                See Notes To Financial Statements
                                  19

                ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                PORTFOLIO OF INVESTMENTS
                DECEMBER 31, 1996
------------------------------------------------------------

                                                Market
Common Stock                            Shares  Value
--------------------------------------- ------- ------------
RETAIL STORE - 6.6% (Continued)
  Dollar General Corporation             7,616  $   243,712
  Gymboree Corporation*                  4,000       91,500
  Lands' End, Inc.*                      6,200      164,300
  Men's Wearhouse, Inc.*                 4,250      104,125
  MSC Industrial Direct Co., Inc.*       3,000      111,000
  OfficeMax, Inc.*                       9,000       96,750
  Pep Boys-Manny, Moe & Jack             2,500       76,875
  Starbucks Corporation*                 4,000      114,500
  The Sports Authority, Inc.*            5,000      108,750
  Tiffany & Company                      4,000      146,500
  U.S. Office Products Company*          3,000      102,375
  Viking Office Products, Inc.*          6,400      170,800
  Williams-Sonoma, Inc.*                 5,000      181,875
  Zale Corporation*                      5,500      105,875

SECURITIES BROKERAGE - 1.2%
  Charles Schwab Corporation             6,000      192,000
  Investment Technology Group*           7,800      150,150
  Raymond James Financial, Inc.          4,500      135,563

SEMICONDUCTOR - 2.5%
  Atmel Corporation*                     4,400      145,750
  International Rectifier Corp.*         4,600       70,150
  Linear Technology Corporation          5,400      236,925
  LSI Logic Corporation*                 2,000       53,500
  Maxim Integrated Products, Inc.*       9,000      389,250
  SDL, Inc.*                             3,000       78,750

SHOE - 0.3%
  Wolverine World Wide, Inc.             4,500      130,500

STEEL - 0.2%
  Commercial Metals Company              3,000       90,375

TELECOMMUNICATIONS EQUIPMENT - 4.6%
  Andrew Corporation*                    3,938      208,934
  Ascend Communications, Inc.*           4,000      248,500
  Aspect Telecommunications Corp.*       2,000      127,000
  Cascade Communications Corp.*          4,500      248,062
  Coherent Commun. Systems Corp.*        5,000       97,500
  DSP Communications, Inc.*              6,000      116,250
  Glenayre Technologies, Inc.*           2,700       58,219
  PictureTel Corporation*                3,000       78,000
  Premisys Communications, Inc.*         2,000       67,500
  Tellabs, Inc.*                         6,400      240,800
  U.S. Robotics, Inc.*                   4,000      288,000

TELECOMMUNICATIONS SERVICE - 1.5%
  360 Communications Company*            5,000      116,250
  Cellular Commun. of Puerto Rico*       3,000       59,250
  Centennial Cellular Corporation*       4,500       54,562
  CommNet Cellular, Inc.*                4,000      111,500
  InterCel, Inc.*                        6,100       74,725
  LCI International, Inc.*               4,000       86,500
  United States Cellular Corporation*    3,000       83,625

TEXTILE - 0.2%
  Unifi, Inc.                            3,000       96,375

THRIFT - 0.3%
  JSB Financial Corporation              3,500      133,000

TOYS - 0.3%
  Mattel, Inc.                           4,125      114,469

TRUCKING & TRANSPORT LEASING - 0.3%
  Werner Enterprise, Inc.                6,000      108,750
                                                -----------
TOTAL COMMON STOCK - 99.0%
  (Cost $27,124,597)                            $38,393,985
                                                ===========

* Securities are non-income producing
                See Notes To Financial Statements
                                  20

                                          ADVANCE CAPITAL I, INC. - BOND FUND
                                          PORTFOLIO OF INVESTMENTS
                                          DECEMBER 31, 1996
-----------------------------------------------------------------------------

                                              S & P
                                             Credit                           Principal     Market
Fixed Income Securities                      Rating     Coupon    Maturity    Amount        Value
-----------------------------------------   ---------   -------   ---------   -----------   -----------
BANK - 10.2%
   Banc One Corporation                       A+         8.740    09/15/03    $  100,000    $  109,969
   First Chicago NBD Corporation              A          8.100    03/01/02       100,000       105,531
   Harris Bankcorp, Inc.                      A+         9.375    06/01/01        75,000        82,884
   Morgan, J.P. & Company                     AA         8.500    08/15/03       100,000       108,969
   Security Pacific Corporation               A          9.750    05/15/99        40,000        42,858

CHEMICAL - 2.5%
   duPont, E.I. de Nemours & Co.              AA-        6.000    12/01/01       115,000       111,979

COMPUTER & PERIPHERALS - 1.7%
   International Business Machines Corp.      A          7.250    11/01/02        75,000        77,274

ELECTRIC & GAS UTILITIES - 11.5%
   Baltimore Gas & Electric Company           A+         6.125    07/01/03       150,000       145,266
   Florida Power Corporation                  AA-        6.875    02/01/08        70,000        69,803
   Northern States Power Co. Minn.            AA-        7.375    03/01/02        40,000        40,437
   Ontario Hydro                              AA-        7.450    03/31/13       150,000       153,997
   Public Service Co. of Oklahoma             A+         7.250    01/01/99        50,000        50,352
   Public Service Electric & Gas              A-         7.000    09/01/24        50,000        46,328

ENVIRONMENTAL - 1.1%
   Waste Management, Inc.                     A+         7.650    03/15/11        45,000        47,166

FINANCIAL SERVICES - 4.7%
   BHP Finance USA Ltd.                       A          7.875    12/01/02       100,000       104,985
   General Electric Capital Corporation       AAA        7.750    03/15/02       100,000       105,263

FOOD PROCESSING - 2.3%
   Archer Daniels Midland Company             AA-        7.125    03/01/13       100,000       100,375

FOREIGN GOVERNMENT - 6.1%
   Province of Ontario                        AA-        7.625    06/22/04       100,000       105,469
   Province of Quebec                         A+         8.800    04/15/03       150,000       164,766

GOVERNMENTAL AGENCY - 1.1%
   Tennessee Valley Authority                 AAA        6.125    07/15/03        50,000        48,563

INSURANCE - 6.0%
   Allstate Corporation                       A          7.500    06/15/13       100,000       101,500
   CIGNA Corporation                          A-         8.250    01/01/07       100,000       108,271
   Travelers, Inc.                            A+         7.625    01/15/97        57,000        57,035

                                  See Notes To Financial Statements
                                                 21

                                           ADVANCE CAPITAL I, INC. - BOND FUND
                                           PORTFOLIO OF INVESTMENTS
                                           DECEMBER 31, 1996
------------------------------------------------------------------------------

                                              S & P
                                             Credit                           Principal     Market
Fixed Income Securities                      Rating     Coupon    Maturity    Amount        Value
-----------------------------------------   ---------   -------   ---------   -----------   -----------
MACHINERY - 5.1%
   Caterpillar, Inc.                          A          9.000    04/15/06    $  100,000    $  113,569
   Deere & Company                            A          8.950    06/15/19       100,000       114,269

MEDICAL SERVICES - 2.3%
   Columbia/HCA Healthcare Corporation        A-         7.250    05/20/08       100,000       101,906

METALS & MINING - 2.8%
   Alcan Aluminum Ltd.                        A-         5.875    04/01/00       125,000       122,720

NEWSPAPER - 1.4%
   Knight-Ridder, Inc.                        AA-        9.875    04/15/09        50,000        61,951

OFFICE EQUIPMENT & SUPPLIES - 0.7%
   Xerox Corporation                          A          9.750    03/15/00        30,000        32,728

PETROLEUM - 3.3%
   Kerr-McGee Corporation                     A-         7.000    11/01/11       150,000       145,403

RAILROAD - 2.5%
   Missouri Pacific Railroad Co.              A          9.400    12/15/00       100,000       109,157

RETAIL STORE - 6.4%
   Sears, Roebuck & Company                   A-         9.250    08/01/97       200,000       203,797
   Wal-Mart Stores, Inc.                      AA         8.625    04/01/01        75,000        80,789

SECURITIES BROKERAGE - 7.0%
   Lehman Brothers Holdings, Inc.             A          8.875    03/01/02       150,000       160,594
   Merrill Lynch & Company, Inc.              AA-        8.230    04/30/02       150,000       151,529

SEMICONDUCTOR - 3.2%
   Texas Instruments, Inc.                    A          8.750    04/01/07       125,000       140,521

TELECOMMUNICATIONS SERVICE - 6.7%
   AT&T Corporation                           AA-        7.750    03/01/07        90,000        95,484
   GTE Southwest, Inc.                        A+         5.820    12/01/99       100,000        98,344
   Pacific Bell Telephone Co.                 AA-        7.000    07/15/04       100,000       101,104

TOBACCO - 2.1%
   Philip Morris Companies, Inc.              A          6.375    02/01/06       100,000        94,344

                                  See Notes To Financial Statements
                                                 22

                                           ADVANCE CAPITAL I, INC. - BOND FUND
                                           PORTFOLIO OF INVESTMENTS
                                           DECEMBER 31, 1996
------------------------------------------------------------------------------

                                              S & P
                                             Credit                           Principal     Market
Fixed Income Securities                      Rating     Coupon    Maturity    Amount        Value
-----------------------------------------   ---------   -------   ---------   -----------   -----------
U.S. GOVERNMENT - 7.1%
   U.S. Treasury                                         6.875    05/15/06    $  155,000    $  159,722
   U.S. Treasury                                         7.000    07/15/06       150,000       155,836
                                                                                            -----------
TOTAL FIXED-INCOME SECURITIES - 97.8%
   (Cost $4,181,736)                                                                        $4,332,807
                                                                                            ===========

                                  See Notes To Financial Statements
                                                 23

                  ADVANCE CAPITAL I, INC. - BALANCED FUND
                  PORTFOLIO OF INVESTMENTS
                  DECEMBER 31, 1996
---------------------------------------------------------

                                             Market
Common Stock                         Shares  Value
------------------------------------ ------- ------------
ADVERTISING - 0.2%
  Catalina Marketing Corporation*     2,000  $   110,250
  CKS Group, Inc.*                    1,000       27,875
  Heritage Media Corporation*         2,000       22,500

AEROSPACE / DEFENSE - 1.1%
  Boeing Company                      1,700      181,050
  General Motors Corp. - Class H      1,500       84,375
  Lockheed Martin Corporation         2,000      183,000
  McDonnell Douglas Corporation       4,800      315,000
  Raytheon Company                    1,700       81,812

AIR TRANSPORT - 0.2%
  Air Express International Corp.       700       22,575
  Atlantic Southeast Airlines, Inc.   1,000       21,875
  Comair Holdings, Inc.               1,575       37,800
  Pittston Brink's Group              3,000       81,000

APPAREL - 0.2%
  Nautica Enterprises, Inc.*          1,800       45,450
  VF Corporation                      1,300       87,750

AUTO PARTS - 0.3%
  Borg-Warner Automotive, Inc.        2,000       77,000
  Dana Corporation                    1,600       52,200
  Genuine Parts Company               2,000       89,000

AUTO & TRUCK - 0.3%
  Ford Motor Company                  3,500      112,875
  General Motors Corporation          2,400      133,800

BANK - 5.5%
  Bank of Boston Corporation          2,540      163,195
  Bank of New York Company, Inc.      2,800       94,500
  BankAmerica Corporation             1,000       99,750
  Barnett Banks, Inc.                10,400      427,700
  Chase Manhattan Corporation         4,840      432,575
  City National Corporation           1,600       34,600
  First American Corporation          2,200      126,775
  First Bank Systems, Inc.            1,300       88,725
  First Chicago NBD Corporation       3,500      188,125
  First Tennessee National Corp.      5,800      217,500
  First Union Corporation             5,800      429,200
  J.P. Morgan & Company               2,000      195,250
  KeyCorp                             4,000      202,000
  Mellon Bank Corporation             2,700      191,700
  Mercantile Bancorporation, Inc.     2,050      105,319
  National City Corporation           2,000       89,750
  NationsBank Corporation             4,000      391,000
  Northern Trust Corporation          1,200       43,500
  Norwest Corporation                   900       39,150
  PNC Bank Corporation                4,000      150,500
  State Street Boston Corporation     1,200       77,550
  Wells Fargo & Company                 933      251,676

BEVERAGE - 0.7%
  Anheuser-Busch Companies, Inc.      7,400      296,000
  Coca-Cola Company                   1,000       52,625
  PepsiCo, Inc.                       3,000       87,750
  Robert Mondavi Corporation*         1,500       54,750

BIOTECHNOLOGY - 0.1%
  Human Genome Sciences, Inc.*        1,200       48,900

BROADCASTING / CABLE TV - 0.5%
  A.H. Belo Corporation               1,400       48,825
  Clear Channel Communications*       3,200      115,600
  Cox Communications, Inc.*           1,500       34,688
  Evergreen Media Corporation*        1,200       30,000
  Heartland Wireless Commun., Inc.*   1,500       19,688
  Jacor Communications, Inc.*         1,500       41,063
  U.S. West Media Group*              4,000       73,500
  Westwood One, Inc.*                 1,700       28,262

BUILDING MATERIALS - 0.1%
  Armstrong World Industries, Inc.    1,500      104,250

                  See Notes To Financial Statements
                                  24

                  ADVANCE CAPITAL I, INC. - BALANCED FUND
                  PORTFOLIO OF INVESTMENTS
                  DECEMBER 31, 1996
---------------------------------------------------------

                                             Market
Common Stock                         Shares  Value
------------------------------------ ------- ------------
CHEMICAL - 2.7%
  A. Schulman, Inc.                   2,000  $    49,000
  Airgas, Inc.*                       4,000       88,000
  B.F. Goodrich Company               2,000       81,000
  duPont, E.I. de Nemours & Co.       3,500      329,438
  Lilly Industries, Inc.              1,500       27,375
  Minnesota Mining & Manufacturing    2,000      166,000
  Monsanto Company                   15,500      602,563
  Olin Corporation                    1,400       52,675
  Raychem Corporation                   500       40,062
  Rohm & Haas Company                 1,000       81,625
  Sherwin-Williams Company            2,000      112,000
  Union Carbide Corporation           2,100       85,837
  WD-40 Company                       2,800      142,843
  Witco Corporation                   2,700       82,350

COMPUTER & PERIPHERALS - 1.3%
  3COM Corporation, Inc.*             1,600      117,400
  Cabletron Systems, Inc.*            2,000       66,500
  Cisco Systems, Inc.*                2,000      127,250
  Compaq Computer Corporation*        1,000       74,375
  EMC Corporation*                    2,000       66,250
  Hewlett-Packard Company             2,600      130,650
  Microchip Technology, Inc.*         1,000       50,875
  PairGain Technologies, Inc.*        4,000      121,750
  SCI Systems, Inc.*                  1,000       44,625
  Sun Microsystems, Inc.*             3,200       82,200
  Xilinx, Inc.*                       2,100       77,306

COMPUTER SOFTWARE & SERVICES - 2.4%
  Adobe Systems, Inc.                 1,200       44,850
  Automatic Data Processing, Inc.     4,000      171,500
  BMC Software, Inc.*                 2,000       82,750
  Broderbund Software, Inc.*          1,400       41,650
  Cadence Design Systems, Inc.*       1,350       53,325
  CBT Group PLC*                      1,000       54,250
  Ceridian Corporation*               2,000       81,000
  Cognos, Inc.*                       2,100       59,063
  Compuware Corporation*              1,000       50,125
  First Data Corporation              1,488       54,312
  HBO & Company                       2,000      118,750
  Hummingbird Communications Ltd.*    1,000       28,375
  Informix Corporation*               1,500       30,563
  Intuit, Inc.*                         900       28,350
  McAfee Associates, Inc.*            1,200       52,800
  Medic Computer Systems, Inc.*       1,000       40,313
  Microsoft Corporation*              2,000      165,250
  Oracle Corporation*                 2,525      105,419
  Peoplesoft, Inc.*                   1,600       76,700
  PMT Services, Inc.*                 2,000       35,000
  Rational Software Corporation*      1,400       55,387
  Remedy Corporation*                 1,200       64,500
  Security Dynamics Tech., Inc.*      1,400       44,100
  Shared Medical Systems Corp.          900       44,325
  Shiva Corporation*                  1,200       41,850
  Sterling Commerce, Inc.*            1,300       45,825
  Symantec Corporation*               1,000       14,500
  Synopsys, Inc.*                     2,000       92,500
  Visio Corporation*                  1,300       64,350

DIVERSIFIED - 1.4%
  Alco Standard Corporation           1,800       92,925
  AlliedSignal, Inc.                  5,100      341,700
  Danaher Corporation                 1,000       46,625
  Service Corp. International         4,200      117,600
  Textron, Inc.                       1,500      141,375
  Thermo Electron Corp.*              1,350       55,687
  TRW, Inc.                           2,000       99,000
  United Technologies Corporation     2,200      145,750

DRUG - 3.2%
  American Home Products Corp.        3,400      199,325
  Amgen, Inc.*                        2,200      119,625
  BioChem Pharma, Inc.*               1,100       55,275
  Biogen, Inc.*                       2,000       77,500
  Bristol-Myers Squibb Company        6,200      675,800
  Genetics Institute, Inc.*             500       42,375
  Gilead Sciences, Inc.*              1,000       25,000
  Guilford Pharmaceuticals, Inc.*     1,500       34,875

                  See Notes To Financial Statements
                                  25

                  ADVANCE CAPITAL I, INC. - BALANCED FUND
                  PORTFOLIO OF INVESTMENTS
                  DECEMBER 31, 1996
---------------------------------------------------------

                                             Market
Common Stock                         Shares  Value
------------------------------------ ------- ------------
DRUG - 3.2% (Continued)
  Merck & Company, Inc.               6,000  $   477,750
  Pfizer, Inc.                        3,000      249,000
  Schering-Plough Corporation         2,000      129,500
  SEQUUS Pharmaceuticals, Inc.*       1,500       24,000
  TheraTech, Inc.*                    3,500       46,375
  Warner-Lambert Company              3,800      285,000

DRUGSTORE - 0.1%
  Eckerd Corporation*                   785       25,120
  Rite Aid Corporation                2,000       79,500

ELECTRIC & GAS UTILITIES - 2.6%
  Baltimore Gas & Electric Company    5,700      152,475
  CMS Energy Corporation              2,300       77,338
  Consolidated Edison Co. of N.Y.     1,900       55,338
  Duke Power Company                  3,400      157,250
  Edison International                6,500      129,188
  Entergy Corporation                 4,000      110,500
  Florida Progress Corporation        5,500      177,375
  General Public Utilities Corp.      3,600      121,050
  Hawaiian Electric Industries, Inc.  2,300       83,088
  Northern States Power Company       2,500      114,688
  PacifiCorp                          8,400      172,200
  Public Service of Colorado          4,700      182,712
  TECO Energy, Inc.                   7,700      185,762
  Texas Utilities Company             3,500      142,625
  Unicom Corporation*                 3,500       94,937

ELECTRICAL EQUIPMENT - 2.1%
  Duracell International, Inc.        4,000      279,500
  Emerson Electric Company            2,500      242,188
  FORE Systems, Inc.*                 2,000       65,750
  General Electric Company            8,200      810,775
  Hubbell, Inc.                       3,200      138,400
  Littlefuse, Inc.*                   1,000       48,500

ELECTRONICS - 0.6%
  Altera Corporation*                 1,000       72,688
  Checkpoint Systems, Inc.*           1,500       37,125
  Harman International Industries     1,050       58,406
  Lam Research Corporation*           1,300       36,563
  Macromedia*                         1,500       27,000
  Molex, Inc.                         1,875       66,797
  Symbol Technologies, Inc.*          2,000       88,500
  Thermedics, Inc.*                   2,000       36,250
  Ultratech Stepper, Inc.*            1,000       23,750

ENVIRONMENTAL - 0.5%
  Browning-Ferris Industries, Inc.    3,000       78,750
  Superior Services, Inc.*            3,100       63,162
  U.S. Filter Corporation*            1,200       38,100
  USA Waste Services, Inc.*           1,800       57,375
  WMX Technologies, Inc.              4,500      146,250

FINANCIAL SERVICES - 2.1%
  Advanta Corporation                   800       32,700
  American Express Company            5,000      282,500
  Countrywide Credit Industries, Inc. 4,000      114,500
  CUC International, Inc.*            3,432       83,226
  Dean Witter, Discover & Company     2,000      132,500
  Echelon International Corp., Inc.*    0.7           10
  Finova Group, Inc.                  1,000       64,250
  First USA, Inc.                     2,800       96,950
  Franklin Resources, Inc.            1,000       68,375
  Green Tree Financial Corporation    2,000       77,250
  H & R Block, Inc.                   1,300       37,700
  Household International, Inc.       1,000       92,250
  Mercury Finance Company             3,000       36,750
  Mutual Risk Management, Ltd.        3,333      123,321
  Paychex, Inc.                       1,500       77,156
  Student Loan Marketing Association    800       74,500
  Travelers, Inc.                     3,600      163,350
  United Asset Management Corp.       2,000       53,250

FOOD PROCESSING - 0.8%
  Goodmark Foods, Inc.                5,200       85,800
  Hershey Foods Corp.                 2,800      122,500
  Kellogg Company                     1,500       98,438
  Quaker Oats Company                 2,000       76,250

                  See Notes To Financial Statements
                                  26

                  ADVANCE CAPITAL I, INC. - BALANCED FUND
                  PORTFOLIO OF INVESTMENTS
                  DECEMBER 31, 1996
---------------------------------------------------------

                                             Market
Common Stock                         Shares  Value
------------------------------------ ------- ------------
FOOD PROCESSING - 0.8% (Continued)
  Sara Lee Corporation                4,500  $   167,625
  Tootsie Roll Industries, Inc.       1,200       47,550

FOREIGN TELECOMMUNICATIONS - 0.6%
  BCE, Inc.                           2,200      105,050
  Ericsson Telephone                  6,400      193,200
  Reuters Holdings PLC                1,000       76,500
  Vodafone Group PLC                  2,100       86,887

GROCERY - 0.2%
  Safeway, Inc.*                      3,200      136,800

HOMEBUILDING - 0.4%
  Lennar Corporation                  1,700       46,325
  Rouse Company                       7,000      222,250

HOTEL / GAMING - 0.2%
  HFS, Inc.*                          1,500       89,625
  Homestead Village, Inc.*                1            7
  Homestead Village, Inc./Warrants*       1            5
  La Quinta Inns, Inc.                1,500       28,688
  Mirage Resorts, Inc.*               2,000       43,250

HOUSEHOLD PRODUCTS - 1.4%
  Amway Asia Pacific Ltd.             1,000       42,375
  Clorox Company                      1,900      190,713
  Colgate-Palmolive Company           3,100      285,975
  Kimberly-Clark Corporation          2,900      276,225
  Lancaster Colony Corporation        1,000       46,000
  Proctor & Gamble Company            1,200      129,150
  Tupperware Corporation*             2,000      107,250

INDUSTRIAL SERVICES - 0.8%
  AccuStaff, Inc.*                    2,000       42,250
  Apollo Group, Inc.*                 1,500       50,156
  Equifax, Inc.                       4,600      140,875
  Interim Services*                   1,116       39,618
  Kelly Services, Inc.                  700       18,900
  Manpower, Inc.                      1,500       48,750
  Primark Corporation*                1,800       44,550
  Quintiles Transnational Corporation 1,000       66,250
  Robert Half International, Inc.*    1,500       51,187
  Sylvan Learning Systems, Inc.*      3,450       98,325
  Unitog Company                      1,000       27,250

INSURANCE - 2.0%
  Ace, Ltd.                           1,000       60,125
  AFLAC, Inc.                         2,400      102,600
  Allstate Corporation                3,615      209,218
  AMBAC, Inc.                         1,300       86,288
  American International Group, Inc.  4,125      446,531
  Equitable of Iowa Companies         2,100       96,338
  MBIA, Inc.                          1,500      151,875
  MGIC Investment Corporation         1,000       76,000
  Oxford Health Plans, Inc.*          1,600       93,700
  Progressive Corporation of Ohio     1,000       67,375
  St. Paul Companies, Inc.            1,500       87,937
  Vesta Insurance Group, Inc.         1,000       31,375
  Zurich Reinsurance Centre Hold.*    1,000       31,250

MACHINERY - 1.1%
  AGCO Corporation                    2,000       57,250
  Alamo Group, Inc.                   1,500       25,688
  Briggs & Stratton Corporation       1,200       52,800
  Caterpillar, Inc.                   1,800      135,450
  Deere & Company                     4,200      170,100
  Dover Corporation                   5,200      262,600
  Greenfield Industries, Inc.         1,400       42,875
  Parker-Hannifin Corporation         1,050       40,688
  Trinova Corporation                 2,100       76,387

MANUFACTURED HOUSING - 0.1%
  Oakwood Homes Corporation           2,000       45,750

MEDICAL SERVICES - 1.3%
  ABR Information Services, Inc.*       800       31,500
  Apria Healthcare Group, Inc.*       1,000       18,750
  Health Care & Retirement Corp.*     5,850      167,456

                  See Notes To Financial Statements
                                  27

                  ADVANCE CAPITAL I, INC. - BALANCED FUND
                  PORTFOLIO OF INVESTMENTS
                  DECEMBER 31, 1996
---------------------------------------------------------

                                             Market
Common Stock                         Shares  Value
------------------------------------ ------- ------------
MEDICAL SERVICES - 1.3% (Continued)
  Health Management Associates*       3,712  $    83,520
  Lincare Holdings, Inc.*             1,000       41,000
  MedPartners/Mullikin, Inc.*         2,000       41,500
  Omnicare, Inc.                      2,800       89,950
  OrNda HealthCorp*                   1,500       43,875
  Orthodontic Ctrs. of America, Inc.* 1,400       22,400
  PacifiCare Health Systems, Inc.*      700       59,675
  PhyCor, Inc.*                       1,500       42,562
  Quorum Health Group, Inc.*          1,000       29,750
  Renal Treatment Centers, Inc.*      1,700       43,350
  Sierra Health Services, Inc.*       1,200       29,550
  United HealthCare Corporation       1,300       58,500
  Universal Health Services, Inc.*    2,200       62,975
  Vencor, Inc.*                       3,100       98,037
  Vivra, Inc.*                          800       22,100

MEDICAL SUPPLIES - 1.4%
  Abbott Laboratories                 3,600      182,700
  Baxter International, Inc.          2,000       82,000
  Boston Scientific Corporation*      1,000       60,000
  Cardinal Health, Inc.               1,800      104,850
  Guidant Corporation                 1,000       57,000
  Johnson & Johnson                   2,560      127,360
  Life Technologies, Inc.             1,800       45,000
  Medtronic, Inc.                     1,800      122,400
  Sola International, Inc.*           1,500       57,000
  Steris Corporation*                   690       30,015
  Sybron Corporation*                 2,000       66,000
  Target Therapeutics, Inc.*          1,400       58,800
  VISX, Inc.*                         1,000       22,125

METAL FABRICATING - 0.1%
  Kennametal, Inc.                    1,000       38,875
  Trinity Industries, Inc.              800       30,000

METALS & MINING - 0.5%
  Aluminum Company of America         4,000      255,000
  Inco Limited                        2,000       63,750
  Placer Dome, Inc.                   2,500       54,375

NATURAL GAS - 0.8%
  Enron Corporation                   5,400      232,875
  PanEnergy Corporation               5,300      238,500
  Sonat, Inc.                         1,800       92,700

NEWSPAPER - 0.2%
  Central Newspapers, Inc.            1,000       44,000
  Gannett Company, Inc.               1,900      142,263

OFFICE EQUIPMENT & SUPPLIES - 0.3%
  Pitney Bowes, Inc.                  2,000      109,500
  Reynolds & Reynolds Company         5,600      145,600

OILFIELD SERVICES - 1.0%
  Baker Hughes, Inc.                  4,000      138,000
  BJ Services Company/Warrants*       1,200       32,250
  Camco International, Inc.           1,000       46,125
  Halliburton Company                 3,500      210,875
  Pride Petroleum Services, Inc.*     2,800       65,100
  Schlumberger, Ltd.                  1,000       99,875
  Smith International, Inc.*          2,300      103,212
  Triton Energy Corporation*            700       33,950

PACKAGING & CONTAINER - 0.1%
  Sealed Air Corporation*             2,000       83,250

PAPER & FOREST PRODUCTS - 0.9%
  Georgia Pacific Corporation         1,400      100,800
  International Paper Company         8,000      324,000
  James River Corporation             3,000       99,375
  Weyerhaeuser Company                2,200      104,225
  Williamette Industries, Inc.          800       55,700

PETROLEUM - 4.4%
  Amerada Hess Corporation            1,300       75,238
  Amoco Corporation                   2,400      193,500
  Apache Corporation                  1,800       63,225
  Ashland Oil, Inc.                   1,800       78,975
  Atlantic Richfield Company          1,000      132,500
  British Petroleum Co. PLC           2,000      282,750

                  See Notes To Financial Statements
                                  28

                  ADVANCE CAPITAL I, INC. - BALANCED FUND
                  PORTFOLIO OF INVESTMENTS
                  DECEMBER 31, 1996
---------------------------------------------------------

                                             Market
Common Stock                         Shares  Value
------------------------------------ ------- ------------
PETROLEUM - 4.4% (Continued)
  Devon Energy Corporation            1,500  $    52,125
  Exxon Corporation                   6,300      617,400
  Mobil Corporation                   5,000      611,250
  Noble Affiliates, Inc.              2,800      134,050
  Repsol SA                           2,500       95,312
  Royal Dutch/Shell Transport Group   3,400      580,550
  Tosco Corporation                   1,000       79,125
  Union Texas Petroleum Holdings      6,700      149,912
  United Meridian Corporation*        1,000       50,500
  USX-Marathon Group                  4,500      107,437

PRECISION INSTRUMENT - 0.5%
  Coherent, Inc.*                     1,100       46,475
  Dionex Corporation*                 1,000       35,000
  Eastman Kodak Company               2,900      232,725
  Teleflex, Inc.                      1,000       52,125

PUBLISHING - 0.5%
  McGraw-Hill, Inc.                   4,000      184,500
  Reader's Digest Association, Inc.   1,000       40,250
  Scholastic Corporation*             1,000       67,250
  Value Line, Inc.                    2,500      110,625

RAILROAD - 0.4%
  Kansas City Southern Ind., Inc.     2,000       90,000
  Union Pacific Corporation           2,000      120,250
  Wisconsin Central Transportation*   3,000      118,875

REAL ESTATE INVESTMENT TRUST - 2.0%
  CarrAmerica Realty Corporation      5,000      146,250
  Federal Realty Investment Trust     4,800      130,200
  Meditrust Corporation               4,500      180,000
  National Health Investors, Inc.     1,600       60,600
  Nationwide Health Properties, Inc.  7,500      181,875
  Security Capital Industrial Trust   7,908      169,033
  Security Capital Pacific Trust      2,000       45,750
  Simon DeBartolo Group, Inc.         3,400      105,400
  South West Property Trust           7,500      126,562
  Starwood Lodging Trust              4,600      253,575
  Weingarten Realty Investors         3,200      130,000

RECREATION - 1.0%
  Brunswick Corporation               3,000       72,000
  Callaway Golf Company               1,400       40,250
  Carmike Cinemas, Inc.*              3,000       76,125
  Carnival Corporation                2,000       66,000
  Gaylord Entertainment Company       1,102       25,208
  Harley-Davidson, Inc.               2,000       94,000
  Time Warner, Inc.                   2,200       82,500
  Walt Disney Company                 4,298      299,786


RESTAURANT - 0.2%
  McDonald's Corporation              2,500      113,438
  Outback Steakhouse, Inc.*           2,250       60,188


RETAIL STORE - 1.8%
  AutoZone, Inc.*                     1,000       27,500
  Bed Bath & Beyond, Inc.*            4,000       97,000
  Borders Group, Inc.*                1,500       53,813
  Circuit City Stores, Inc.           2,200       66,275
  Corporate Express, Inc.*            1,600       47,100
  Dayton Hudson Corporation           4,000      157,000
  Dollar General Corporation          4,000      128,000
  Gymboree Corporation*               1,400       32,025
  J.C. Penney Company                 1,100       53,625
  Men's Wearhouse, Inc.*              1,500       36,750
  MSC Industrial Direct Co., Inc.*      900       33,300
  OfficeMax, Inc.*                    2,000       21,500
  Pep Boys-Manny, Moe & Jack          1,000       30,750
  Sears, Roebuck & Company            3,900      179,400
  Starbucks Corporation*              4,000      114,500
  Tandy Corporation                   1,600       70,400
  The Sports Authority, Inc.*         2,000       43,500
  Tiffany & Company                     800       29,300
  Viking Office Products, Inc.*       2,200       58,712
  Williams-Sonoma, Inc.*              1,500       54,562
  Zale Corporation*                   1,500       28,875

SECURITIES BROKERAGE - 0.4%
  Bear Stearns Companies, Inc.        2,659       74,120
  Charles Schwab Corporation          3,000       96,000

                  See Notes To Financial Statements
                                  29

                  ADVANCE CAPITAL I, INC. - BALANCED FUND
                  PORTFOLIO OF INVESTMENTS
                  DECEMBER 31, 1996
---------------------------------------------------------

                                             Market
Common Stock                         Shares  Value
------------------------------------ ------- ------------
SECURITIES BROKERAGE - 0.4% (Continued)
  Investment Technology Group*        2,900  $    55,825
  Merrill Lynch & Company, Inc.       1,200       97,800

SEMICONDUCTOR - 1.1%
  Atmel Corporation*                  2,000       66,250
  Intel Corporation                   2,400      314,250
  International Rectifier Corp.*      2,000       30,500
  Linear Technology Corporation       2,200       96,525
  Maxim Integrated Products, Inc.*    3,400      147,050
  SDL, Inc.*                          1,500       39,375
  Texas Instruments, Inc.             2,400      153,000

SHOE - 0.1%
  Wolverine World Wide, Inc.          1,575       45,675

STEEL - 0.3%
  Nucor Corporation                   2,300      117,300
  Worthington Industries              4,000       72,500

TELECOMMUNICATIONS EQUIPMENT - 0.8%
  Andrew Corporation*                 1,575       83,573
  Ascend Communications, Inc.*        1,500       93,188
  Aspect Telecommunications Corp.*    1,000       63,500
  Cascade Communications Corp.*       1,500       82,688
  Coherent Commun. Systems Corp.*     1,500       29,250
  DSP Communications, Inc.*           1,600       31,000
  Glenayre Technologies, Inc.*        1,000       21,563
  PictureTel Corporation*             1,000       26,000
  Tellabs, Inc.*                      2,400       90,300
  U.S. Robotics, Inc.*                1,400      100,800

TELECOMMUNICATIONS SERVICE - 3.1%
  360 Communications Company*         1,800       41,850
  ALLTEL Corporation                  4,000      125,500
  Ameritech Corporation               3,000      181,875
  AT&T Corporation                    1,500       65,063
  Bell Atlantic Corporation           4,100      265,475
  BellSouth Corporation              10,000      405,000
  Cellular Commun. of Puerto Rico*    1,000       19,750
  Centennial Cellular Corporation*    1,000       12,125
  Cincinnati Bell Inc.                2,000      123,250
  CommNet Cellular, Inc.*             1,000       27,875
  Frontier Corporation                1,600       36,200
  GTE Corporation                    11,500      521,813
  InterCel, Inc.*                     2,500       30,625
  LCI International, Inc.*            1,500       32,438
  SBC Communications, Inc.            5,900      306,062
  Southern New England Tele. Corp.    2,000       77,750
  United States Cellular Corporation* 1,100       30,662

TEXTILES - 0.1%
  Unifi, Inc.                         1,300       41,762

THRIFT - 0.5%
  Federal Home Loan Mortgage Corp.    1,000      110,375
  Federal National Mortgage Assoc.    6,800      255,850
  JSB Financial Corporation           1,000       38,000

TIRE & RUBBER - 0.2%
  Goodyear Tire & Rubber Company      2,600      133,575

TOBACCO - 0.8%
  American Brands, Inc.               2,000       99,250
  Philip Morris Companies, Inc.       4,300      485,900

TOILETRIES / COSMETICS - 0.5%
  Gillette Company                    1,600      124,400
  Int'l Flavors & Fragrances, Inc.    5,000      225,000

TOYS - 0.1%
  Mattel, Inc.                        3,125       86,719

TRUCKING & TRANSPORT LEASING - 0.1%
  Werner Enterprise, Inc.             3,150       57,093

WATER UTILITY - 0.1%
  American Water Works Co., Inc.      3,500       72,188
                                             -----------
TOTAL COMMON STOCK - 61.4%
  (Cost $29,925,295)                         $46,168,966
                                             -----------

* Securities are non-income producing
                  See Notes To Financial Statements
                                  30

                                       ADVANCE CAPITAL I, INC. - BALANCED FUND
                                       PORTFOLIO OF INVESTMENTS
                                       DECEMBER 31, 1996
------------------------------------------------------------------------------

                                              S & P
                                              Credit                             Principal     Market
Fixed Income Securities                       Rating      Coupon    Maturity     Amount        Value
-------------------------------------------   ---------   -------   ----------   -----------   -------------
AEROSPACE / DEFENSE - 1.0%
   Lockheed Corporation                         BBB+       9.375     10/15/99    $  100,000    $    107,426
   Lockheed Martin Corporation                  BBB+       7.650     05/01/16       500,000         516,876
   Rockwell International Corp.                 AA         8.875     09/15/99       100,000         106,000

AUTO PARTS - 0.6%
   Eaton Corporation                            A          7.000     04/01/11       500,000         480,313

AUTO & TRUCK - 0.7%
   General Motors Corporation                   A-         9.125     07/15/01       500,000         545,626

BANK - 4.4%
   Bankers Trust New York Corp.                 A-         9.500     06/14/00       250,000         272,982
   Chase Manhattan Corp.                        A-         6.750     08/15/08       400,000         388,500
   First Chicago NBD Corporation                A          8.100     03/01/02       500,000         527,657
   First Union Corporation                      A-         9.450     06/15/99       100,000         106,375
   First Union Corporation                      A-         8.000     08/15/09       500,000         521,163
   Morgan, J.P. & Company                       AA         8.500     08/15/03       500,000         544,844
   NationsBank Corporation                      A          6.500     03/15/06       500,000         481,251
   Royal Bank of Scotland                       A+         6.375     02/01/11       500,000         460,640

CHEMICAL - 0.8%
   Monsanto Company                             A          8.875     12/15/09       500,000         575,307

DIVERSIFIED - 0.7%
   Whitman Corporation                          BBB+       8.250     02/15/07       500,000         540,879

ELECTRIC & GAS UTILITIES - 5.6%
   Alabama Power Company                        A+         8.500     05/01/22       500,000         520,924
   Duke Power Company                           AA-        6.375     03/01/08       500,000         470,794
   Florida Power & Light Company                AA-        7.875     01/01/13       500,000         509,219
   Georgia Power Company                        A+         7.625     03/01/23       450,000         443,592
   Hydro Quebec                                 AAA        7.000     03/01/05       500,000         494,986
   Monongahela Power                            A+         8.500     06/01/22       500,000         520,965
   Potomac Edison Company                       A+         7.750     05/01/25       500,000         504,240
   Public Service Electric & Gas                A-         7.000     09/01/24       200,000         185,313
   Virginia Electric & Power Company            A          8.000     03/01/04       500,000         533,598

FINANCIAL SERVICES - 4.4%
   Associated Corporation of North America      AA-        8.700     01/01/97       200,000         199,966
   Deere, John Capital Corporation              A-         8.625     08/01/19       500,000         527,636
   Fairfax Financial Holdings                   BBB+       8.250     10/01/15       500,000         522,030
   Fletcher Challenge Capital Canada, Inc.      BBB        8.250     06/20/16       500,000         528,282

                                  See Notes To Financial Statements
                                                 31

                                       ADVANCE CAPITAL I, INC. - BALANCED FUND
                                       PORTFOLIO OF INVESTMENTS
                                       DECEMBER 31, 1996
------------------------------------------------------------------------------

                                              S & P
                                              Credit                             Principal     Market
Fixed Income Securities                       Rating      Coupon    Maturity     Amount        Value
-------------------------------------------   ---------   -------   ----------   -----------   -------------
FINANCIAL SERVICES -  4.4% (Continued)
   Ford Holdings, Inc.                          A+         9.250     03/01/00    $  475,000    $    510,477
   General Electric Capital Corporation         AAA        7.750     03/15/02       500,000         526,313
   Loews Corporation                            AA-        8.250     01/15/07       500,000         519,215

FOOD PROCESSING - 1.0%
   Kraft, Inc.                                  A          8.500     02/15/17       250,000         258,617
   Nabisco, Inc.                                BBB        7.050     07/15/07       500,000         491,251

FOREIGN GOVERNMENT - 2.0%
   Province of Nova Scotia                      A-         7.250     07/27/13       500,000         494,923
   Province of Quebec                           A+         8.800     04/15/03       350,000         384,453
   Province of Saskatchewan                     A-         9.375     12/15/20       500,000         603,274

GOVERNMENTAL AGENCY - 0.7%
   Federal National Mortgage Association      Not Rated    5.520     04/13/98       500,000         496,269

HOTEL / GAMING - 0.6%
   ITT Corporation                              BBB        7.375     11/15/15       500,000         483,346

INSURANCE - 1.4%
   Chubb Corporation                            AA+        8.750     11/15/99        59,000          61,543
   CIGNA Corporation                            A-         8.250     01/01/07       500,000         541,357
   Metropolitan Life Insurance Co.*             A+         7.450     11/01/23       450,000         424,714

MACHINERY - 0.6%
   Case Corporation                             BBB        7.250     01/15/16       500,000         486,407

MEDICAL SUPPLIES - 0.6%
   Cardinal Health, Inc.                        A-         6.000     01/15/06       500,000         466,859

METALS & MINING - 0.6%
   Placer Dome, Inc.                            BBB        7.750     06/15/15       500,000         483,498

NATURAL GAS - 0.6%
   Enron Corporation                            BBB+       7.000     08/15/23       500,000         462,397

NEWSPAPER - 0.6%
   Knight-Ridder, Inc.                          AA-        9.875     04/15/09       100,000         123,901
   Tribune Company                              A          8.450     02/25/98       300,000         307,658

OFFICE EQUIPMENT & SUPPLIES - 0.3%
   Xerox Corporation                            A          9.750     03/15/00       200,000         218,188

                                  See Notes To Financial Statements
                                                 32

                                       ADVANCE CAPITAL I, INC. - BALANCED FUND
                                       PORTFOLIO OF INVESTMENTS
                                       DECEMBER 31, 1996
------------------------------------------------------------------------------

                                              S & P
                                              Credit                             Principal     Market
Fixed Income Securities                       Rating      Coupon    Maturity     Amount        Value
-------------------------------------------   ---------   -------   ----------   -----------   -------------
PACKAGING & CONTAINER - 0.6%
   Crown Cork & Seal Company, Inc.              BBB+       8.375     01/15/05    $  390,000    $    423,154

PETROLEUM - 1.7%
   Atlantic Richfield Company                   A          8.500     04/01/12       250,000         281,016
   Louisiana Land & Exploration Co.             BBB        7.625     04/15/13       500,000         506,563
   OXY USA, Inc.                                BBB        7.000     04/15/11       500,000         472,969

RESTAURANT - 0.6%
   Darden Restaurants, Inc.                     BBB        7.125     02/01/16       500,000         467,500

RETAIL STORE - 0.9%
   Dayton Hudson Corporation                    BBB+       9.625     02/01/08       200,000         236,557
   Kmart Corporation                            B+         8.125     12/01/06       500,000         471,250

SECURITIES BROKERAGE - 1.1%
   Lehman Brothers Holdings, Inc.               A          8.500     08/01/15       500,000         531,407
   Salomon, Inc.                                BBB        9.450     03/15/98       300,000         310,452

TELECOMMUNICATIONS SERVICE - 2.3%
   AT&T Corporation                             AA-        7.125     01/15/02       500,000         510,782
   Michigan Bell Telephone                      AAA        7.500     02/15/23       500,000         496,345
   NYNEX Corporation                            A          7.375     12/15/11       250,000         246,889
   Southwestern Bell Telephone Company          AA         7.375     05/01/12       500,000         497,034

TOBACCO - 0.6%
   Philip Morris Companies, Inc.                A          9.000     01/01/01       400,000         430,761

U.S. GOVERNMENT - 1.4%
   U.S. Treasury                                           6.500     08/15/05       500,000         503,200
   U.S. Treasury                                           7.875     11/15/04       500,000         545,625

TOTAL FIXED-INCOME SECURITIES - 36.4%
   (Cost $26,987,108)                                                                            27,413,548
                                                                                               -------------
TOTAL INVESTMENTS IN SECURITIES - 97.8%
   (Cost $56,912,403)                                                                          $ 73,582,514
                                                                                               =============

* Security exempt from registration under Rule 144A of the Securities
  Act of 1933
                                  See Notes To Financial Statements
                                                 33

                               ADVANCE CAPITAL I, INC. - LONG TERM INCOME FUND PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996
------------------------------------------------------------------------------

                                           S & P
                                           Credit                             Principal     Market
Fixed Income Securities                    Rating      Coupon    Maturity     Amount        Value
----------------------------------------   ---------   -------   ----------   -----------   -----------
AIR TRANSPORT - 2.1%
   Federal Express Corporation               BBB        9.650     06/15/12    $   25,000    $   29,519

BANK - 5.7%
   Chase Manhattan Corp.                     A-         7.625     01/15/03        25,000        25,977
   NationsBank Corporation                   A          7.750     08/15/15        25,000        25,555
   Westpac Banking Corporation               A+         9.125     08/15/01        25,000        27,469

BEVERAGE - 1.9%
   Coca-Cola Enterprises, Inc.               AA-        8.000     09/15/22        25,000        26,641

CHEMICAL - 2.1%
   Monsanto Company                          A          8.700     10/15/21        25,000        28,695

COMPUTERS & PERIPHERALS - 1.9%
   Digital Equipment Corporation             BB+        8.625     11/01/12        25,000        25,808

DIVERSIFIED - 4.3%
   AlliedSignal, Inc.                        A          9.500     06/01/16        25,000        30,807
   United Technologies Corporation           A+         8.750     03/01/21        25,000        29,050

ELECTRIC & GAS UTILITIES - 17.3%
   Consolidated Edison Co. of N.Y., Inc.     A+         7.375     09/01/05        25,000        25,206
   Florida Power Corporation                 AA-        8.625     11/01/21        50,000        53,351
   FPL Group Capital, Inc.                   A+         7.625     05/01/13        25,000        25,078
   Houston Lighting & Power Co.              A-         8.750     03/01/22        30,000        32,032
   Hydro Quebec                              A+         8.400     01/15/22        50,000        54,781
   Nevada Power Company                      BBB        8.500     01/01/23        25,000        26,308
   Texas Utilities Company                   BBB+       6.750     03/01/03        25,000        24,922

ELECTRICAL EQUIPMENT - 3.6%
   Philips Electronics N.V.                  BBB+       7.250     08/15/13        25,000        24,569
   Westinghouse Electric Corp.               BB         8.625     08/01/12        25,000        25,063

ENVIRONMENTAL - 1.9%
   Laidlaw, Inc.                             BBB+       8.250     05/15/23        25,000        26,496

FINANCIAL SERVICES - 7.9%
   Barclays North American Capital Corp.     AA-        9.750     05/15/21        25,000        27,926
   Dean Witter Discover & Company            A          6.750     10/15/13        40,000        37,500
   Ford Motor Credit Corporation             A+         6.375     11/05/08        25,000        23,383
   Loews Corporation                         AA-        7.000     10/15/23        25,000        22,905

                                  See Notes To Financial Statements
                                                 34

                               ADVANCE CAPITAL I, INC. - LONG TERM INCOME FUND PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996
------------------------------------------------------------------------------

                                           S & P
                                           Credit                             Principal     Market
Fixed Income Securities                    Rating      Coupon    Maturity     Amount        Value
----------------------------------------   ---------   -------   ----------   -----------   -----------
FOOD PROCESSING - 4.7%
   Borden, Inc.                              BB+        9.250     06/15/19    $   25,000    $   25,589
   Dole Food Company, Inc.                   BBB-       7.875     07/15/13        40,000        40,487

FOREIGN GOVERNMENT - 4.0%
   Province of Ontario                       AA-        7.375     01/27/03        25,000        25,938
   Province of Saskatchewan                  A-         9.375     12/15/20        25,000        30,164

INSURANCE - 5.2%
   CIGNA Corporation                         A-         7.400     01/15/03        25,000        25,742
   Metropolitan Life Insurance Co.*          A+         7.450     11/01/23        50,000        47,190

MACHINERY - 1.9%
   Caterpillar, Inc.                         A          9.750     06/01/19        25,000        27,169

METALS & MINING - 1.9%
   Alcan Aluminum Ltd.                       A-         8.875     01/15/22        25,000        27,080

PAPER & FOREST PRODUCTS - 1.9%
   Georgia-Pacific Corporation               BBB-       9.125     07/01/22        25,000        26,625

PETROLEUM - 3.6%
   NOVA Gas Transmission                     A-         7.875     04/01/23        25,000        25,917
   OXY USA, Inc.                             BBB        7.000     04/15/11        25,000        23,648

RECREATION - 1.8%
   Brunswick Corporation                     BBB+       7.375     09/01/23        25,000        24,520

RETAIL STORE - 3.9%
   Dayton Hudson Corporation                 BBB+      10.000     01/01/11        20,000        24,578
   Sears, Roebuck & Company                  A-         9.375     11/01/11        25,000        29,707

SECURITIES BROKERAGE - 3.9%
   Lehman Brothers Holdings, Inc.            A          7.625     07/15/99        25,000        25,531
   Salomon, Inc.                             BBB        6.750     01/15/06        30,000        28,379

TELECOMMUNICATIONS SERVICE - 11.1%
   Bell Telephone Co. Pennsylvania           AA         7.500     05/01/13        50,000        49,911
   GTE Corporation                           A-         7.830     05/01/23        50,000        50,545
   NYNEX Corporation                         A          7.000     06/15/13        30,000        29,463
   Southwestern Bell Telephone Company       AA         7.375     05/01/12        25,000        24,852

                                  See Notes To Financial Statements
                                                 35

                               ADVANCE CAPITAL I, INC. - LONG TERM INCOME FUND PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996
------------------------------------------------------------------------------

                                           S & P
                                           Credit                             Principal     Market
Fixed Income Securities                    Rating      Coupon    Maturity     Amount        Value
----------------------------------------   ---------   -------   ----------   -----------   -----------
U. S. GOVERNMENT - 5.0%
   U.S. Treasury                                        5.750     08/15/03    $   35,000    $   33,950
   U.S. Treasury                                        6.750     08/15/26        35,000        35,263
                                                                                            -----------
TOTAL FIXED-INCOME SECURITIES - 97.6%
   (Cost $1,354,162)                                                                        $1,361,289
                                                                                            ===========

* Security exempt from registration under Rule 144A of the Securities
  Act of 1933
                                  See Notes To Financial Statements
                                                 36

                             ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND PORTFOLIO OF INVESTMENTS
                             DECEMBER 31, 1996
------------------------------------------------------------------------------

                                              S & P
                                              Credit     Maturity                Principal     Market
Fixed Income Securities                       Rating     Date         Coupon     Amount        Value
-------------------------------------------   --------   ----------   --------   -----------   -------------
ADVERTISING - 0.7%
   Heritage Media Corporation                   B         02/15/06      8.750    $  500,000    $    485,000
   Heritage Media Corporation                   BB-       06/15/02     11.000       500,000         537,500
   Lamar Advertising Company                    B         12/01/06      9.625       200,000         205,500

AEROSPACE / DEFENSE - 1.3%
   AAR Corporation                              BBB-      10/15/03      7.250       500,000         486,382
   Lockheed Corporation                         BBB+      03/15/23      7.875       500,000         519,988
   McDonnell Douglas Corporation                A-        04/01/12      9.750     1,000,000       1,240,626

AIR TRANSPORT - 2.4%
   AMR Corporation                              BB+       08/01/12      9.000     1,000,000       1,121,876
   AMR Corporation                              BB+       03/15/00      9.750       100,000         108,500
   Delta Air Lines, Inc.                        BB+       02/01/11     10.375       500,000         611,407
   Federal Express Corporation                  BBB+      01/01/15      7.630     1,000,000       1,028,708
   United Airlines, Inc.                        BB        08/15/21      9.750       500,000         587,813
   United Airlines, Inc.                        BB        07/15/21     10.250       500,000         615,000

APPAREL - 1.3%
   Fruit of the Loom, Inc.                      BBB       03/15/11      7.000     1,000,000         931,319
   Phillips-Van Heusen Corp.                    BB+       11/15/23      7.750     1,000,000         817,677
   Platex Family Products Corp.                 B         12/15/03      9.000       500,000         496,250

AUTO PARTS - 0.6%
   JPS Automotive Products Corp.                B         06/15/01     11.125       500,000         537,500
   Walbro Corporation                           B+        07/15/05      9.875       500,000         515,613

AUTO & TRUCK - 1.7%
   Ford Motor Company                           A+        11/15/22      8.875     2,000,000       2,187,628
   General Motors Corporation                   A-        04/15/16      8.125       700,000         714,490

BANK - 6.1%
   Banc One Corporation                         A+        07/15/25      7.750     1,000,000       1,025,001
   Bank of Boston Corporation                   BBB       12/01/05      6.625     1,000,000         965,001
   Bankers Trust New York Corp.                 A-        11/15/15      7.500     1,500,000       1,485,470
   Chase Manhattan Corp.                        A-        10/15/08      6.125     1,000,000         913,951
   Citicorp                                     A         02/01/16     10.500       199,000         208,347
   Comerica Bank                                A-        12/01/13      7.125     1,000,000         951,876
   KeyCorp                                      BBB+      03/15/06      6.750     1,000,000         975,314
   NCNB Corporation                             A         07/15/15     10.200     1,000,000       1,282,695
   Republic New York Corporation                AA        05/15/21      9.125     1,000,000       1,182,189
   Royal Bank of Scotland                       A+        02/01/11      6.375     1,000,000         921,279
   Westpac Banking Corporation                  A+        08/15/01      9.125       500,000         549,376

                                  See Notes To Financial Statements
                                                 37

                             ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND PORTFOLIO OF INVESTMENTS
                             DECEMBER 31, 1996
-----------------------------------------------------------------------------

                                              S & P
                                              Credit     Maturity                Principal     Market
Fixed Income Securities                       Rating     Date         Coupon     Amount        Value
-------------------------------------------   --------   ----------   --------   -----------   -------------
BEVERAGE - 0.2%
   Anheuser Busch Companies, Inc.               AA-       03/01/17      8.500    $  386,000    $    401,923

BROADCASTING / CABLE TV - 4.9%
   Cablevision Systems Corp.                    B         05/15/06      9.875       750,000         770,625
   Century Communications Corp.                 BB-       03/01/05      9.500     1,000,000       1,011,251
   Century Communications Corp.                 BB-       02/15/02      9.750       250,000         256,875
   Comcast Corporation                          BB-       05/15/05      9.375       500,000         520,000
   Comcast Corporation                          BB-       01/15/08      9.500       500,000         513,126
   Continental Cablevision, Inc.                BBB+      08/01/13      9.500       500,000         571,719
   Jones Intercable, Inc.                       B+        07/15/04     11.500       250,000         271,875
   Jones Intercable, Inc.                       B+        03/01/08     10.500       200,000         215,518
   Lenfest Communications, Inc.                 BB+       11/01/05      8.375       750,000         720,000
   Rogers Cablesystems Ltd.                     BB+       03/15/05     10.000       500,000         515,315
   Sinclair Broadcast Group, Inc.               B         09/30/05     10.000       500,000         510,000
   Sinclair Broadcast Group, Inc.               B         12/15/03     10.000       575,000         592,401
   Tele-Communications, Inc.                    BBB-      02/15/23      8.750       500,000         470,157
   Tele-Communications, Inc.                    BBB-      01/15/23      9.250       760,000         742,426
   Turner Broadcasting System, Inc.             BBB-      07/01/13      8.375       750,000         767,727

BUILDING - 2.1%
   Continental Homes Holding Corporation        B+        04/15/06     10.000       500,000         516,857
   Ryland Group                                 B+        07/15/02     10.500     1,050,000       1,081,787
   Standard Pacific Corporation                 BB        03/01/00     10.500       300,000         303,000
   Toll Corporation                             BB-       03/15/02     10.500       550,000         570,528
   U.S. Home Corporation                        BB        06/15/03      9.750     1,000,000       1,040,000

BUILDING MATERIALS - 0.3%
   Schuller International Group                 BB-       12/15/04     10.875       500,000         557,500

CHEMICAL - 1.6%
   Arcadian Partners, L.P.                      BB-       05/01/05     10.750       500,000         555,000
   Borden Chemicals and Plastics, L.P.          BB+       05/01/05      9.500       500,000         512,500
   duPont, E.I. de Nemours & Co.                AA-       01/15/22      8.250     1,000,000       1,060,001
   Union Carbide Chemicals & Plastics Co.       BBB       04/01/23      7.875       600,000         623,764

COMPUTER & PERIPHERALS - 1.4%
   Digital Equipment Corporation                BB+       11/01/12      8.625     1,200,000       1,238,801
   International Business Machines Corp.        A         11/01/19      8.375     1,000,000       1,117,814

DIVERSIFIED - 0.7%
   Tenneco, Inc.                                BBB       11/15/12      9.200       500,000         583,241
   Textron, Inc.                                BBB       07/01/22      8.750       581,000         605,200

                                  See Notes To Financial Statements
                                                 38

                             ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND PORTFOLIO OF INVESTMENTS
                             DECEMBER 31, 1996
-----------------------------------------------------------------------------

                                              S & P
                                              Credit     Maturity                Principal     Market
Fixed Income Securities                       Rating     Date         Coupon     Amount        Value
-------------------------------------------   --------   ----------   --------   -----------   -------------
ELECTRIC & GAS UTILITIES - 11.5%
   Alabama Power Company                        A+        12/01/24      9.000    $1,000,000    $  1,082,501
   Cleveland Electric Illuminating Company      BB        03/01/17      9.375       500,000         509,931
   Duke Power Company                           AA-       03/01/22      8.625       500,000         526,956
   Florida Power & Light Company                AA-       01/01/13      7.875     1,000,000       1,018,439
   FPL Group Capital, Inc.                      A+        05/01/13      7.625       500,000         501,563
   Georgia Power Company                        A+        02/01/23      7.950     1,000,000       1,006,603
   Hydro Quebec                                 A+        01/15/22      8.400       800,000         876,501
   Illinois Power Co.                           BBB       02/15/23      8.000     1,000,000         993,056
   Indianapolis Power & Light Co.               AA-       02/01/24      7.050     1,000,000         952,252
   Long Island Lighting Company                 BB+       07/15/19      8.900       473,000         465,758
   Midland Cogeneration Venture                 BB-       07/23/02     10.330       387,909         416,033
   Monongahela Power Company                    A+        06/01/22      8.500     1,500,000       1,562,895
   New Orleans Public Service, Inc.             BBB       03/01/23      8.000       600,000         604,359
   Northern Illinois Gas Company                AA        08/15/21      8.875     1,000,000       1,060,814
   Philadelphia Electric Company                BBB+      09/01/22      8.250     1,000,000       1,005,939
   Potomac Edison Company                       A+        06/01/24      8.000     1,000,000       1,029,666
   Potomac Electric Power Company               A         06/01/21      9.000     1,000,000       1,089,137
   Public Service Electric & Gas                A-        09/01/24      7.000     1,000,000         926,564
   Southern Cal Edison                          A+        12/01/17      8.375       655,000         668,944
   Southern California Gas Company              AA-       10/01/21      8.750     1,000,000       1,067,090
   Virginia Electric & Power Company            A         10/01/24      8.625     1,000,000       1,065,001
   West Penn Power Company                      A+        08/01/24      8.125     1,000,000       1,066,242

ELECTRIC EQUIPMENT - 1.6%
   Essex Group, Inc.                            B+        05/01/03     10.000     1,000,000       1,040,000
   Philips Electronics N.V.                     BBB+      08/15/13      7.250     1,000,000         982,779
   Westinghouse Electric Corp.                  BB        08/01/12      8.625       750,000         751,876

ELECTRONICS - 0.6%
   ADT Operations, Inc.                         BB+       08/01/03      9.250       500,000         535,000
   Rogers Communications, Inc.                  BB-       04/15/04     10.875       500,000         527,500

ENVIRONMENTAL - 0.6%
   Laidlaw, Inc.                                BBB+      05/15/23      8.250     1,000,000       1,059,840

FINANCIAL SERVICES - 3.5%
   Auburn Hills Trust                           A-        05/01/20     12.000       400,000         609,875
   CRA Finance USA, Ltd.                        AA-       12/01/13      7.125       500,000         492,630
   Dean Witter Discover & Company               A         10/15/13      6.750     1,250,000       1,171,869
   Fairfax Financial Holdings                   BBB+      10/01/15      8.250     1,500,000       1,566,090
   Fletcher Challenge Capital Canada, Inc.      BBB       06/20/16      8.250       500,000         528,282

                                  See Notes To Financial Statements
                                                 39

                             ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND PORTFOLIO OF INVESTMENTS
                             DECEMBER 31, 1996
-----------------------------------------------------------------------------

                                              S & P
                                              Credit     Maturity                Principal     Market
Fixed Income Securities                       Rating     Date         Coupon     Amount        Value
-------------------------------------------   --------   ----------   --------   -----------   -------------
FINANCIAL SERVICES -  3.5% (Continued)
   Keystone Group, Inc.                         A+        09/01/03      9.750    $  500,000    $    542,500
   SunAmerica Inc.                              A         04/28/23      8.125     1,000,000       1,030,155

FOOD PROCESSING - 1.5%
   Chiquita Brands Int'l, Inc.                  B+        01/15/04      9.625     1,000,000       1,032,500
   ConAgra, Inc.                                BBB       03/01/21      9.750       500,000         618,844
   Nabisco, Inc.                                BBB       06/15/15      7.550     1,000,000         985,496

FOREIGN GOVERNMENT - 3.1%
   Province of Newfoundland                     BBB+      10/22/22      8.650     1,000,000       1,121,620
   Province of Nova Scotia                      A-        07/27/13      7.250     1,000,000         989,845
   Province of Quebec                           A+        12/01/26      8.625     1,000,000       1,120,001
   Province of Saskatchewan                     A-        02/01/13      8.000     1,000,000       1,062,283
   Republic of Finland                          AA        04/01/28      9.625     1,000,000       1,070,404

GROCERY - 0.3%
   Safeway, Inc.                                BBB-      03/15/07      9.875       450,000         508,701

HOTEL / GAMING - 3.4%
   Aztar Corporation                            B         10/01/02     11.000       500,000         487,500
   California Hotel Finance Corp.               BB-       12/01/02     11.000       400,000         416,000
   Circus Circus Enterprises                    BBB       07/15/13      7.625       450,000         432,000
   Empress River Casino Finance Corp.           BB        04/01/02     10.750       500,000         527,879
   Grand Casinos, Inc.                          BB        12/01/03     10.125       500,000         502,500
   Host Marriott Travel Plaza                   BB-       05/15/05      9.500     1,000,000       1,040,000
   ITT Corporation                              BBB       11/15/15      7.375     1,000,000         966,691
   Prime Hospitality Corp.                      BB        01/15/06      9.250       500,000         508,665
   Showboat, Inc.                               BB-       05/01/08      9.250       400,000         392,000
   Station Casinos                              B+        06/01/03      9.625       500,000         492,500

HOUSEHOLD PRODUCTS - 0.4%
   American Standard, Inc.                      B+        06/01/01      9.875       350,000         371,000
   Owens Illinois, Inc.                         B+        08/15/04      9.750       250,000         256,294

INSURANCE - 6.5%
   Aetna Life & Casualty Company                A-        01/15/17      8.000     1,500,000       1,486,212
   CIGNA Corporation                            A-        03/01/23      7.650       500,000         493,438
   CNA Financial Corporation                    A-        11/15/23      7.250     1,000,000         942,397
   Continental Corporation                      BBB-      08/15/12      8.375       600,000         635,932
   Kaufman & Broad Home Corp.                   B+        05/01/03      9.375     1,000,000       1,010,000
   Leucadia National Corporation                BBB+      08/15/13      7.750       910,000         914,550
   MBIA, Inc.                                   AA        10/01/22      8.200     2,000,000       2,157,743

                                  See Notes To Financial Statements
                                                 40

                             ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND PORTFOLIO OF INVESTMENTS
                             DECEMBER 31, 1996
-----------------------------------------------------------------------------

                                              S & P
                                              Credit     Maturity                Principal     Market
Fixed Income Securities                       Rating     Date         Coupon     Amount        Value
-------------------------------------------   --------   ----------   --------   -----------   -------------
INSURANCE -  6.5% (Continued)
   Metropolitan Life Insurance Co.*             A+        11/01/23      7.450    $  500,000    $    471,904
   New York Life Insurance Company              AA        12/15/23      7.500     1,000,000         981,580
   Penncorp Financial Group, Inc.               BB+       12/15/03      9.250       500,000         477,500
   Reliance Group Holdings, Inc.                BB+       11/15/00      9.000     1,000,000       1,030,000
   Vesta Insurance Group                        BBB+      07/15/25      8.750       500,000         539,824

MEDICAL SERVICES - 1.6%
   Abbey Healthcare Group, Inc.                 BB+       11/01/02      9.500       500,000         524,832
   Beverly Enterprises Inc.                     B+        02/15/06      9.000       500,000         500,000
   Columbia/HCA Healthcare Corporation          A-        12/15/14      9.000     1,000,000       1,165,754
   HEALTHSOUTH Rehabilitation                   BB-       04/01/01      9.500       500,000         535,000

MEDICAL SUPPLIES - 0.4%
   Cardinal Health, Inc.                        A-        02/15/04      6.500       700,000         684,601

METALS & MINING - 1.5%
   Alcan Aluminum Ltd.                          A-        01/15/22      8.875     1,000,000       1,083,190
   Inco Ltd.                                    BBB-      06/15/22      9.600       500,000         563,048
   Placer Dome, Inc.                            BBB       06/15/15      7.750     1,000,000         966,996

NATURAL GAS - 1.1%
   Consolidated Natural Gas Company             AA-       12/01/11      8.625       845,000         884,390
   Seagull Energy                               BB-       08/01/05      8.625     1,000,000       1,020,000

NEWSPAPER - 0.3%
   Hollinger International, Inc.                BB-       02/01/06      9.250       500,000         492,500

OILFIELD SERVICES - 0.2%
   Rowan Companies, Inc.                        B+        12/01/01     11.875       250,000         267,500

PACKAGING & CONTAINERS - 1.6%
   Container Corp. of America                   B+        04/01/03      9.750       400,000         423,000
   Crown Cork & Seal Company, Inc.              BBB+      04/15/23      8.000     1,500,000       1,505,627
   Stone Container Corporation                  B+        02/01/01      9.875       750,000         757,500

PAPER & FOREST PRODUCTS - 2.8%
   Bowater, Inc.                                BBB       10/15/12      9.500       700,000         821,728
   Champion International Corporation           BBB       09/01/23      7.625     1,500,000       1,447,289
   Fort Howard Corporation                      B         03/15/03     10.000       400,000         417,465
   Georgia-Pacific Corporation                  BBB-      07/01/22      9.125     1,000,000       1,065,000
   Sweetheart Corporation, Inc.                 B+        09/01/00      9.625     1,000,000       1,037,500

                                  See Notes To Financial Statements
                                                 41

                             ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND PORTFOLIO OF INVESTMENTS
                             DECEMBER 31, 1996
-----------------------------------------------------------------------------

                                              S & P
                                              Credit     Maturity                Principal     Market
Fixed Income Securities                       Rating     Date         Coupon     Amount        Value
-------------------------------------------   --------   ----------   --------   -----------   -------------
PETROLEUM - 7.3%
   Amoco Company                                AAA       12/15/16      8.625    $2,000,000    $  2,092,202
   ANR Pipeline Company                         BBB-      11/01/21      9.625     1,000,000       1,214,459
   Clark Oil & Refining Corporation             BB        09/15/04      9.500       650,000         666,250
   Clark USA, Inc.                              B+        12/01/05     10.875       500,000         522,257
   Diamond Shamrock R & M, Inc.                 BBB       04/01/23      8.000       600,000         606,306
   Louisiana Land & Exploration Co.             BBB       04/15/13      7.625     1,000,000       1,013,126
   Maxus Energy Corporation                     BB-       02/15/03      9.500     1,000,000       1,023,050
   Maxus Energy Corporation                     BB-       11/01/03      9.375       750,000         768,750
   NOVA Gas Transmission                        A-        04/01/23      7.875       600,000         621,996
   OXY USA, Inc.                                BBB       04/15/11      7.000     1,000,000         945,939
   Phillips Petroleum Company                   A-        01/01/23      8.490     1,000,000       1,066,381
   USX Corporation                              BBB-      02/15/12      9.375       750,000         859,335
   Vintage Petroleum, Inc.                      B+        12/15/05      9.000     1,000,000         981,327

PUBLISHING - 1.1%
   K-III Communications Corporation             BB-       06/01/04     10.250       750,000         791,250
   News America Holdings                        BBB       08/10/18      8.250     1,000,000       1,012,814

RAILROAD - 1.2%
   Kansas City Southern Industries, Inc.        BBB+      07/01/22      8.800       500,000         531,089
   Union Pacific Corporation                    BBB       05/01/25      8.350     1,500,000       1,557,225

REAL ESTATE INVESTMENT TRUST - 0.4%
   Taubman Realty Group Ltd.                    BBB       10/01/03      7.000       750,000         726,329

RECREATION - 1.2%
   Brunswick Corporation                        BBB+      09/01/23      7.375       975,000         956,281
   Time Warner, Inc.                            BBB-      01/15/13      9.125     1,000,000       1,095,000

RESTAURANT - 0.8%
   Darden Restaurants, Inc.                     BBB       02/01/16      7.125     1,500,000       1,402,500

RETAIL STORE - 2.9%
   Best Buy, Inc.                               B-        10/01/00      8.625     1,000,000         910,000
   Dayton Hudson Corporation                    BBB+      08/01/23      7.650       750,000         716,954
   Genesco, Inc.                                B         02/01/03     10.375       425,000         419,241
   Kmart Corporation                            B+        10/01/12      7.750     1,000,000         844,190
   Rite-Aid Corporation                         BBB+      08/15/13      6.875     1,000,000         940,314
   Sears, Roebuck & Company                     A-        11/01/11      9.375     1,000,000       1,188,272

                                  See Notes To Financial Statements
                                                 42

                             ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND PORTFOLIO OF INVESTMENTS
                             DECEMBER 31, 1996
-----------------------------------------------------------------------------

                                              S & P
                                              Credit     Maturity                Principal     Market
Fixed Income Securities                       Rating     Date         Coupon     Amount        Value
-------------------------------------------   --------   ----------   --------   -----------   -------------
SECURITIES BROKERAGE - 3.1%
   Bear Stearns Companies, Inc.                 A         01/15/04      6.625    $1,000,000    $    976,876
   Goldman Sachs Group                          A+        03/01/13      8.000     1,000,000       1,029,503
   Lehman Brothers, Inc.                        A         05/15/05     11.625     1,023,000       1,290,944
   Morgan Stanley Group, Inc.                   A+        10/01/13      7.000     1,000,000         961,312
   Paine Webber Group, Inc.                     BBB+      02/15/14      7.625     1,000,000         976,370

STEEL - 0.9%
   AK Steel Corporation                         BB-       04/01/04     10.750       500,000         545,000
   Jorgensen, Earle M. Company                  B         03/01/00     10.750       500,000         510,000
   Wheeling-Pittsburgh Corporation              BB-       11/15/03      9.375       500,000         490,000

TELECOMMUNICATIONS SERVICE - 4.2%
   GTE Corporation                              A-        11/01/21      8.750     1,000,000       1,151,251
   NYNEX Corporation                            A         12/15/11      7.375       500,000         493,779
   Paging Network, Inc.                         B         02/01/06      8.875     1,000,000         953,554
   Panamsat L.P.                                BB-       08/01/00      9.750       500,000         528,750
   Southern Bell Telephone & Telegraph Co.      AAA       03/15/13      7.625     3,000,000       3,030,817
   Southwestern Bell Telephone Company          AA        05/01/12      7.375     1,000,000         994,068

TEXTILES - 1.4%
   Dominion Textile, Inc.                       BB        04/01/06      9.250       500,000         506,250
   Fieldcrest Cannon, Inc.                      B+        06/15/04     11.250     1,000,000       1,040,000
   WestPoint Stevens, Inc.                      BB-       12/15/01      8.750       750,000         776,250

TOBACCO - 0.8%
   Philip Morris Companies, Inc.                A         01/15/17      8.375       500,000         503,021
   RJR Nabisco, Inc.                            BBB-      04/15/04      8.750       775,000         780,329

U.S. GOVERNMENT - 2.3%
   U.S. Treasury                                          08/15/23      6.250     1,000,000         937,500
   U.S. Treasury                                          08/15/05      6.500     1,000,000       1,006,402
   U.S. Treasury                                          08/15/26      6.750     2,000,000       2,015,000
                                                                                               -------------
TOTAL FIXED INCOME SECURITIES - 95.4%
   (Cost $158,107,243)                                                                         $162,937,383
                                                                                               =============

* Security exempt from registration under Rule 144A of the Securities
  Act of 1933
                                  See Notes To Financial Statements
                                                 43

                                          ADVANCE CAPITAL I, INC.
                                          STATEMENT OF ASSETS AND LIABILITIES
                                          DECEMBER 31, 1996
-----------------------------------------------------------------------------

                                                EQUITY                                   LONG TERM    RETIREMENT
                                                GROWTH         BOND        BALANCED       INCOME        INCOME
                                             ------------- ------------- ------------- ------------- -------------
ASSETS
  Investments in securities  . . . . . . . . $ 38,393,985  $  4,332,807  $ 73,582,514  $  1,361,289  $162,937,383

  Cash . . . . . . . . . . . . . . . . . . .      408,054        18,889     1,005,304         5,000     4,386,032
  Receivables
    Dividends and interest . . . . . . . . .       15,768        84,231       717,190        28,658     3,590,692
    Securities Sold  . . . . . . . . . . . .            0             0             0             0             0
  Prepaid expenses . . . . . . . . . . . . .        4,078         1,559         6,989         1,075        13,987
                                             ------------- ------------- ------------- ------------- -------------
  Total assets . . . . . . . . . . . . . . .   38,821,885     4,437,486    75,311,997     1,396,022   170,928,094


LIABILITIES
  Payable to affiliated entities
    Investment advisory fees . . . . . . . .       22,398         1,481        43,537           467        71,085
    Distribution fees  . . . . . . . . . . .          261             0           510             0         1,150
  Accounts payable and accrued expenses  . .       14,229         1,408        23,474            72        45,072
  Securities purchased . . . . . . . . . . .       18,104             0        32,587             0             0
  Distributions payable  . . . . . . . . . .            0         4,111        10,216           687        11,596
                                             ------------- ------------- ------------- ------------- -------------
  Total liabilities  . . . . . . . . . . . .       54,992         7,000       110,324         1,226       128,903
                                             ------------- ------------- ------------- ------------- -------------

  Net assets . . . . . . . . . . . . . . . . $ 38,766,893  $  4,430,486  $ 75,201,673  $  1,394,796  $170,799,191
                                             ============= ============= ============= ============= =============


NET ASSETS
  Paid-in capital  . . . . . . . . . . . . . $ 27,625,290  $  4,280,485  $ 58,531,562  $  1,394,325  $166,940,004
  Accumulated undistributed net realized
    loss on investments  . . . . . . . . . .     (127,785)       (1,070)            0        (6,656)     (970,953)
  Net unrealized appreciation in value of
    investments  . . . . . . . . . . . . . .   11,269,388       151,071    16,670,111         7,127     4,830,140
                                             ------------- ------------- ------------- ------------- -------------

  Net assets . . . . . . . . . . . . . . . . $ 38,766,893  $  4,430,486  $ 75,201,673  $  1,394,796  $170,799,191
                                             ============= ============= ============= ============= =============

SHARES OUTSTANDING . . . . . . . . . . . . .    2,633,924       427,193     5,497,973       135,750    16,747,398
                                             ============= ============= ============= ============= =============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE . . . . . . . . $      14.72  $      10.37  $      13.68  $      10.27  $      10.20
                                             ============= ============= ============= ============= =============

                                  See Notes To Financial Statements
                                                 44

                                                  ADVANCE CAPITAL I, INC.
                                                  STATEMENT OF OPERATIONS
                                                  YEAR ENDED DECEMBER 31, 1996
------------------------------------------------------------------------------

                                                    EQUITY                                   LONG TERM    RETIREMENT
                                                     GROWTH         BOND        BALANCED       INCOME        INCOME
                                                  ------------- ------------- ------------- ------------- -------------
INVESTMENT INCOME
  Interest . . . . . . . . . . . . . . . . . . .  $     25,491  $    317,386  $  1,888,004  $    102,556  $ 13,007,779
  Dividends  . . . . . . . . . . . . . . . . . .       169,376             0       925,704             0             0
                                                  ------------- ------------- ------------- ------------- -------------
  Total investment income  . . . . . . . . . . .       194,867       317,386     2,813,708       102,556    13,007,779

EXPENSES
  Paid to affiliates:
    Investment advisory fees  . . . . . . . . . .      229,385        17,394       465,621         5,436       785,763
    Administration fees . . . . . . . . . . . . .            0             0             0             0             0
    Distribution fees . . . . . . . . . . . . . .       81,923             0       166,293             0       392,882
    Transfer and dividend disbursing
      agent fees  . . . . . . . . . . . . . . . .            0             0             0             0             0
  Paid to others:
    Custodial fees  . . . . . . . . . . . . . . .       21,841         2,659        27,206         1,777         9,417
    Directors fees and expenses . . . . . . . . .          977           131         1,987             0         4,702
    Professional fees . . . . . . . . . . . . . .        5,860           784        11,923             0        28,213
    Shareholder reporting costs . . . . . . . . .        8,532         1,194        17,689            74        40,752
    Registration and filing fees  . . . . . . . .        4,630         1,464         4,728         1,400        12,942
    Other operating expenses  . . . . . . . . . .        4,408           610         9,436            42        20,806
                                                  ------------- ------------- ------------- ------------- -------------
    Total expenses  . . . . . . . . . . . . . . .      357,556        24,236       704,883         8,729     1,295,477
                                                   ------------ ------------- ------------- ------------- -------------
NET INVESTMENT INCOME (LOSS)  . . . . . . . . . .     (162,689)      293,150     2,108,825        93,827    11,712,302

REALIZED GAIN (LOSS) ON INVESTMENTS
    Proceeds from securities sold . . . . . . . .    7,991,824       845,746     8,370,070        84,582    12,719,017
    Cost of securities sold . . . . . . . . . . .   (7,862,959)     (830,856)   (6,948,023)      (85,479)  (13,175,690)
                                                  ------------- ------------- ------------- ------------- -------------
    Net realized gain (loss) on investments . . .      128,865        14,890     1,422,047          (897)     (456,673)

UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Appreciation, Beginning of year . . . . . . .    6,131,147       340,412    10,985,562        72,955     8,496,965
    Appreciation, End of year . . . . . . . . . .   11,269,388       151,071    16,670,111         7,127     4,830,140
                                                  ------------- ------------- ------------- ------------- -------------
    Net unrealized gain (loss) on investments . .    5,138,241      (189,341)    5,684,549       (65,828)   (3,666,825)
                                                  ------------- ------------- ------------- ------------- -------------
NET GAIN (LOSS) ON INVESTMENTS  . . . . . . . . .    5,267,106      (174,451)    7,106,596       (66,725)   (4,123,498)
                                                  ------------- ------------- ------------- ------------- -------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS . . . . . . . . . . . $  5,104,417  $    118,699  $  9,215,421  $     27,102  $  7,588,804
                                                  ============= ============= ============= ============= =============

                                  See Notes To Financial Statements
                                                 45

                                            ADVANCE CAPITAL I, INC.
                                            STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                                                EQUITY GROWTH                   BOND
                                                         --------------------------- ---------------------------
                                                             1996          1995          1996          1995
                                                         ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)  . . . . . . . . . . .  $   (162,689) $    (56,945) $    293,150  $    293,799
    Net realized gain (loss) on investments . . . . . .       128,865       316,515        14,890        11,845
    Net unrealized gain (loss) on investments . . . . .     5,138,241     5,990,202      (189,341)      483,876
                                                         ------------- ------------- ------------- -------------

    Net increase in net assets resulting from operations    5,104,417     6,249,772       118,699       789,520

  Distributions to Shareholders:
    Net investment income . . . . . . . . . . . . . . .             0             0      (293,150)     (293,799)
    Net realized gain on investments  . . . . . . . . .             0             0             0             0
                                                         ------------- ------------- ------------- -------------
    Total distributions to shareholders . . . . . . . .             0             0      (293,150)     (293,799)

  Share Transactions:
    Net proceeds from sale of shares  . . . . . . . . .    10,814,068     8,534,816       747,478       654,515
    Reinvestment of distributions . . . . . . . . . . .             0             0       246,917       250,365
    Cost of shares reacquired . . . . . . . . . . . . .    (2,776,738)   (1,793,152)     (916,571)     (872,964)
                                                         ------------- ------------- ------------- -------------

    Net increase derived from share transactions  . . .     8,037,330     6,741,664        77,824        31,916
                                                         ------------- ------------- ------------- -------------
    Net increase (decrease) in net assets . . . . . . .    13,141,747    12,991,436       (96,627)      527,637

NET ASSETS
    Beginning of year . . . . . . . . . . . . . . . . .    25,625,146    12,633,710     4,527,113     3,999,476
                                                         ------------- ------------- ------------- -------------
    End of year . . . . . . . . . . . . . . . . . . . .  $ 38,766,893  $ 25,625,146  $  4,430,486  $  4,527,113
                                                         ============= ============= ============= =============
NUMBER OF SHARES
    Sold  . . . . . . . . . . . . . . . . . . . . . . .       792,133       822,812        71,788        63,642
    Shares issued from reinvestment of distributions  .             0             0        23,856        24,367
    Reacquired  . . . . . . . . . . . . . . . . . . . .      (202,707)     (169,448)      (88,198)      (84,347)
                                                         ------------- ------------- ------------- -------------
    Net increase in shares outstanding  . . . . . . . .       589,426       653,364         7,446         3,662

    Outstanding:
      Beginning of year . . . . . . . . . . . . . . . .     2,044,498     1,391,134       419,747       416,085
                                                         ------------- ------------- ------------- -------------
      End of year . . . . . . . . . . . . . . . . . . .     2,633,924     2,044,498       427,193       419,747
                                                         ============= ============= ============= =============

                                  See Notes To Financial Statements
                                                 46

                                ADVANCE CAPITAL I, INC.
                                STATEMENT OF CHANGES IN NET ASSETS - Continued
------------------------------------------------------------------------------

                                                                  BALANCED                LONG TERM INCOME
                                                         --------------------------- ---------------------------
                                                             1996          1995          1996          1995
                                                         ------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)  . . . . . . . . . . .  $  2,108,825  $  1,600,391  $     93,827  $     91,770
    Net realized gain (loss) on investments . . . . . .     1,422,047     1,455,272          (897)          687
    Net unrealized gain (loss) on investments . . . . .     5,684,549    10,850,004       (65,828)      204,161
                                                         ------------- ------------- ------------- -------------

    Net increase in net assets resulting from operations    9,215,421    13,905,667        27,102       296,618

  Distributions to Shareholders:
    Net investment income . . . . . . . . . . . . . . .    (2,108,825)   (1,600,391)      (93,827)      (91,770)
    Net realized gain on investments  . . . . . . . . .    (1,422,047)     (675,694)            0             0
                                                         ------------- ------------- ------------- -------------
    Total distributions to shareholders . . . . . . . .    (3,530,872)   (2,276,085)      (93,827)      (91,770)

  Share Transactions:
    Net proceeds from sale of shares  . . . . . . . . .    14,712,818     6,216,671        43,803        88,084
    Reinvestment of distributions . . . . . . . . . . .     3,500,989     2,254,669        86,013        90,571
    Cost of shares reacquired . . . . . . . . . . . . .    (7,995,453)   (5,022,865)     (118,662)      (95,945)
                                                         ------------- ------------- ------------- -------------

    Net increase derived from share transactions  . . .    10,218,354     3,448,475        11,154        82,710
                                                         ------------- ------------- ------------- -------------
    Net increase (decrease) in net assets . . . . . . .    15,902,903    15,078,057       (55,571)      287,558

NET ASSETS
    Beginning of year . . . . . . . . . . . . . . . . .    59,298,770    44,220,713     1,450,367     1,162,809
                                                         ------------- ------------- ------------- -------------
    End of year . . . . . . . . . . . . . . . . . . . .  $ 75,201,673  $ 59,298,770  $  1,394,796  $  1,450,367
                                                         ============= ============= ============= =============
NUMBER OF SHARES
    Sold  . . . . . . . . . . . . . . . . . . . . . . .     1,132,445       537,704         4,368         8,833
    Shares issued from reinvestment of distributions  .       262,475       190,968         8,433         8,984
    Reacquired  . . . . . . . . . . . . . . . . . . . .      (615,458)     (445,049)      (11,587)       (9,616)
                                                         ------------- ------------- ------------- -------------
    Net increase in shares outstanding  . . . . . . . .       779,462       283,623         1,214         8,201

    Outstanding:
      Beginning of year . . . . . . . . . . . . . . . .     4,718,511     4,434,888       134,536       126,335
                                                         ------------- ------------- ------------- -------------
      End of year . . . . . . . . . . . . . . . . . . .     5,497,973     4,718,511       135,750       134,536
                                                         ============= ============= ============= =============

                                  See Notes To Financial Statements
                                                 47

                                ADVANCE CAPITAL I, INC.
                                STATEMENT OF CHANGES IN NET ASSETS - Continued
------------------------------------------------------------------------------

                                                              RETIREMENT INCOME
                                                         ---------------------------
                                                             1996          1995
                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)  . . . . . . . . . . .  $ 11,712,302  $  9,158,774
    Net realized gain (loss) on investments . . . . . .      (456,673)     (309,780)
    Net unrealized gain (loss) on investments . . . . .    (3,666,825)   15,790,332
                                                         ------------- -------------
    Net increase (decrease) in net assets
      resulting from operations . . . . . . . . . . . .     7,588,804    24,639,326

  Distributions to Shareholders:
    Net investment income . . . . . . . . . . . . . . .   (11,712,302)   (9,158,774)
    Net realized gain on investments  . . . . . . . . .             0             0
                                                         ------------- -------------
    Total distributions to shareholders . . . . . . . .   (11,712,302)   (9,158,774)

  Share Transactions:
    Net proceeds from sale of shares  . . . . . . . . .    39,730,156    41,855,679
    Reinvestment of distributions . . . . . . . . . . .    11,592,633     9,090,489
    Cost of shares reacquired . . . . . . . . . . . . .   (15,699,328)  (11,289,892)
                                                         ------------- -------------
    Net increase (decrease) derived from share
      transactions  . . . . . . . . . . . . . . . . . .    35,623,461    39,656,276
                                                         ------------- -------------
    Net increase (decrease) in net assets . . . . . . .    31,499,963    55,136,828

NET ASSETS
    Beginning of year . . . . . . . . . . . . . . . . .   139,299,228    84,162,400
                                                         ------------- -------------
    End of period . . . . . . . . . . . . . . . . . . .  $170,799,191  $139,299,228
                                                         ============= =============
NUMBER OF SHARES
    Sold  . . . . . . . . . . . . . . . . . . . . . . .     3,902,770     4,342,406
    Shares issued from reinvestment of distributions  .     1,150,356       907,982
    Reacquired  . . . . . . . . . . . . . . . . . . . .    (1,557,136)   (1,130,935)
                                                         ------------- -------------
    Net increase (decrease) in shares outstanding . . .     3,495,990     4,119,453

    Outstanding:
      Beginning of year . . . . . . . . . . . . . . . .    13,251,408     9,131,955
                                                         ------------- -------------
      End of period . . . . . . . . . . . . . . . . . .    16,747,398    13,251,408
                                                         ============= =============

                                  See Notes To Financial Statements
                                                 48

NOTES TO FINANCIAL STATEMENTS

NOTE 1.  ORGANIZATION OF THE COMPANY

     Advance Capital I, Inc. (the COMPANY) is a Maryland Corporation organized on March 6, 1987 and commenced operations on August 5, 1987. The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company (a mutual fund) offering shares in the Equity Growth Fund, Bond Fund, Balanced Fund, Long Term Income Fund and Retirement Income Fund.

NOTE 2.  ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of significant accounting policies followed by the COMPANY.

Security Valuation

     Securities for which exchanged quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. Money market instruments held by the Funds with a remaining maturity of sixty days or less will be valued at cost which approximates market.

Expenses

     Most expenses of the COMPANY can be directly attributed to a fund. Expenses which cannot be directly attributed are generally apportioned between the Funds on the basis of average net assets.

Federal Income Taxes

     It is the COMPANY'S policy to meet the requirements of the Internal Revenue Code that are applicable to regulated investment companies and intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided.

Dividends

     Income dividends in the Bond, Balanced, Long Term Income and Retirement Income Funds are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month. Income dividends in the Equity Growth Fund, if any, are declared annually and paid on the last business day of the year. Capital gain dividends, if any, are declared annually on the last business day of the year and are normally paid within 45 days.

Other

     Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the first-in, first-out method for book and tax purposes. Net investment losses, for which no carryover is permitted, are offset against paid in capital.

NOTE 3.  TRANSACTIONS WITH AFFILIATES

     Advance Capital Management, Inc. (MANAGEMENT) (a wholly owned subsidiary of Advance Capital Group, Inc.) is the COMPANY'S investment adviser. T. Rowe Price Associates, Inc.
(TRPA) serves as sub-adviser for that portion of the portfolio of assets of the Equity Growth Fund and Balanced Fund which are determined by MANAGEMENT to be invested in common stocks. Advance Capital Services, Inc. (SERVICES) (also a wholly owned subsidiary of Advance Capital Group, Inc.) is the distributor of the Company's shares. Advance Capital Group, Inc. (GROUP) is the Company's Administrator, Transfer Agent and Dividend Disbursing Agent. For services provided by MANAGEMENT, the COMPANY pays a fee equal on an annual basis to .70% of the average daily net assets of the Equity Growth and Balanced Funds, .50% of the average daily net assets of the Retirement Income Fund, and .40% of the average daily net assets of the Bond and Long Term Income Funds. For its services, TRPA is paid a fee by MANAGEMENT equal on an annual basis to .20% of the average daily net assets of the Equity Growth Fund and that portion of the Balanced Fund invested in common stocks. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY will reimburse SERVICES for actual expenses incurred in connection with the distribution of fund shares of the Equity Growth, Balanced and Retirement Income Funds, at a rate not to exceed .25% of each fund's average daily net assets.

     The COMPANY was charged investment advisory fees of $1,503,599 by MANAGEMENT for 1996. The COMPANY was charged distribution fees of $641,098 by SERVICES for 1996. SERVICES paid or accrued to brokerage firms a total of $15,127 for distributing COMPANY shares for 1996. At December 31, 1996 an employee retirement plan sponsored by SERVICES owned 52,675 shares (2.0%) of the Equity Growth Fund and 14,650 shares (0.3%) of the Balanced Fund.

     Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY.
Directors fees are only paid to outside directors and consist of a $1,000 annual retainer and an additional $100 per meeting.

NOTE 4.  INVESTMENT PORTFOLIO TRANSACTIONS

     The cost of purchases and proceeds from sales of investments, other than short-term obligations, for 1996 were as follows:

              Equity		      	             Long Term	  Retirement
              Growth	    Bond       Balanced	     Income	  Income
              ------        ----       --------	     ----------	  ---------
Purchases     $15,945,323   $919,113   $16,353,198   $112,125     $43,539,878
Sales 	        7,991,824    845,746     8,370,070     84,582      12,719,017

     The cost of purchases and proceeds from sales of U.S.
Government securities included above were as follows:



              Equity                                 Long Term	  Retirement
              Growth        Bond       Balanced      Income       Income
	      ------	    ----       --------      ---------    ----------
Purchases     None          $516,538   None          $36,313      $3,086,328
Sales         None	     317,854   None           38,432       2,380,813

     Gross unrealized appreciation and depreciation of investments for book and tax purposes as of December 31, 1996 were as follows:

              Equity                                 LongTerm     Retirement
              Growth       Bond        Balanced      Income       Income
              ------       ----        --------      --------     ----------
Appreciation  $12,371,787  $175,234    $17,505,183   $32,826      $6,589,985
Depreciation	1,102,399    24,163        835,072    25,699       1,759,845

NOTE 5.  CASH

     As of December 31, 1996, substantially all cash was invested in the Monitor Money Market Fund, bearing interest at a variable rate (approximately 4.9%).

NOTE 6.  CAPITAL LOSS CARRYOVERS

     For 1996, the Company utilized $128,865 and $14,890 of capital loss carryovers in the Equity Growth and Bond Funds respectively. At December 31, 1996, capital loss carryovers and their expiration dates were as follows:

                     Equity                   Long Term      Retirement
                     Growth       Bond        Income         Income
                     --------     ------      ---------      ----------
December 31, 2002    $127,785     $1,070      $5,759         $204,500
December 31, 2003           0          0           0          309,780
December 31, 2004           0          0           0          456,673
                     --------     ------      ---------      ----------
                     $127,785     $1,070      $5,759         $970,953
                     ========     ======      =========      ==========

NOTE 7.  AUTHORIZED SHARES

     The Fund has one billion authorized shares of common stock, par value of $.001 per share. Each of the Fund's five portfolios has 200 million shares authorized.

                  Report of Independent Accountants


To the Board of Directors and Shareholders of Advance Capital I, Inc.


In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Growth Fund, Bond Fund, Balanced Fund, Long Term Income Fund and Retirement Income Fund (constituting Advance Capital I, Inc., hereafter referred to as the "Company") at December 31, 1996, and the results of each of their operations for the year ended and the changes in each of their net assets and the financial highlights for each of the two years in the periods then ended, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial statements of Advance Capital I, Inc. for the years ended December 31, 1992 through December 31, 1994 were audited by other independent accountants whose report dated February 15, 1995 expressed an unqualified opinion on those statements.


/s/ Price Waterhouse LLP

Detroit, Michigan
February 10, 1997

ADDITIONAL INFORMATION (Unaudited)

CHANGE OF ACCOUNTANTS

     Effective May 22, 1995, Correll Porvin & Associates declined to stand for reelection as the Fund's independent accountants. For the period of August 5, 1987 (commencement of operations) to December 31, 1987 and for the years ended December 31, 1988 through December 31, 1994 for the Equity Growth Fund, Bond Fund and Balanced Fund and the years ended December 31, 1993 through December 31, 1994 for the Long Term Income Fund and Retirement Income Fund, Correll Porvin & Associates expressed an unqualified opinion on the Fund's financial statements. There were no disagreements between Fund management and Correll Porvin & Associates prior to their decision not to stand for reelection. On July 27, 1995, the Board of Directors approved Price Waterhouse, LLP as the Fund's independent accountants.

RESULTS OF ANNUAL SHAREHOLDER VOTE

     An Annual Meeting of Shareholders of the COMPANY was held at the Radisson Hotel, 1500 Town Center, Southfield, Michigan, on July 26, 1996 for the following purposes:

     1.  To elect five Directors to hold office until the next
Annual Meeting of Shareholders or until their successors have been elected and qualified.

         Directors Elected at Meeting     Votes For
         ----------------------------     ---------
         Joseph A. Ahern                  14,407,210
         Richard W. Holtcamp              14,367,406
         Harry Kalajian                   14,410,527
         John C. Shoemaker                14,491,427
         Frank R. Zimmerman               14,471,339

     2. To ratify the selection of Price Waterhouse LLP as independent accountants of the COMPANY for the fiscal year ending December 31,1996.

         Votes For:                       14,461,039
         Votes Against:                       30,110
         Votes to Abstain:                    94,407

ADVANCE CAPITAL I, Inc.
                                        ADVANCE CAPITAL I Inc.
                                        An investment company with five funds
INVESTMENT ADVISER:
Advance Capital Management, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076



SUB-ADVISER:                            EQUITY GROWTH FUND
(Equity Growth and Balanced Funds)      BOND FUND
T. Rowe Price Associates, Inc.          BALANCED FUND
100 East Pratt Street                   LONG TERM INCOME FUND
Baltimore, Maryland 2102                RETIREMENT INCOME FUND

DISTRIBUTOR:
Advance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037

ADMINISTRATOR AND TRANSFER AGENT:
Advance Capital Group, Inc.
P.O. Box 3144
Southfield, Michigan 48037

CUSTODIAN:
Huntington Banks of Michigan
220 Park Street, Suite 100
Birmingham, Michigan 48009

INDEPENDENT ACCOUNTANTS:
Price Waterhouse LLP
200 Renaissance Center
Suite 3900
Detroit, MI 48243

OFFICERS:
John C. Shoemaker, President
Robert J. Cappelli, Vice President & Treasurer
Charles J. Cobb, Vice President
Kathy J. Harkleroad, Secretary

                                        ANNUAL REPORT
BOARD OF DIRECTORS:                     DECEMBER 31, 1996
Joseph A. Ahern
Richard W. Holtcamp
Harry Kalajian
John C. Shoemaker
Frank R. Zimmerman